As filed with the Securities and Exchange Commission on September 27, 2021
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	785	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	787	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on September 30, 2021 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 785 to the Registration Statement of Trust for Professional
Managers is being filed to add the audited financial statements and certain related financial information for the fiscal year ended May 31, 2021 for the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund, and to make other permissible changes under Rule 485(b).

PROSPECTUS

09/30/2021

Jensen Quality Value Fund

Jensen Global Quality Growth Fund

	Jensen Quality Value Fund			Jensen Global Quality Growth Fund		
	Class I Shares	Class J Shares	Class Y Shares	Class I Shares	Class J Shares	Class Y Shares
	JNVIX	**JNVSX**	**JNVYX**	**JGQIX**	**JGQSX**	**JGQYX**

JENSEN™ INVESTMENT MANAGEMENT

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus	September 30, 2021

Jensen Quality Value Fund
Class J Shares     JNVSX
Class I Shares     JNVIX
Class Y Shares     JNVYX

Jensen Global Quality Growth Fund
Class J Shares     JGQSX
Class I Shares     JGQIX
Class Y Shares     JGQYX
Each a series of Trust for Professional Managers (the “Trust”)
615 East Michigan Street
Milwaukee, WI 53202
800-992-4144
www.jenseninvestment.com

Prospectus	Jensen Funds	1

Summary Section - Quality Value Fund

Investment Objective
The objective of the Jensen Quality Value Fund (the “Quality Value Fund” or the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
	Class J	Class I	Class Y
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class J	Class I	Class Y
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Shareholder Servicing Fee [1]	None	0.02%	None
Other Expenses	0.35%	0.33%	0.40%
Total Annual Fund Operating Expenses	1.25%	1.00%	1.05%
Fee Waiver/Expense Reimbursements	-0.20%	-0.18%	-0.25%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[2]	1.05%	0.82%	0.80%
1.The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets for Class I shares. Currently, the shareholder servicing plan fee being charged is 0.02% of the Fund’s average daily net assets for Class I shares; however, the fee may be increased to 0.10% of the Fund’s average daily net assets for Class I shares at any time.
2.Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”), and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, merger or reorganization expenses and extraordinary expenses), do not exceed 0.80% of the Fund’s average daily net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s Total Annual Operating Expenses (after the amount of the reimbursement is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class J	$107	$377	$667	$1,494
Class I	$84	$300	$535	$1,208
Class Y	$82	$309	$555	$1,260

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2021, the Fund’s portfolio turnover rate was 18.15% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued. To achieve its objective, the Fund invests in equity securities of companies that satisfy the investment criteria described below. These companies are selected from a universe of publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index, and a return on equity of 15% or greater in each of the last ten years as determined by the Adviser and may include companies with negative equity resulting from debt-financing of large share repurchases. These companies may have unique risk profiles depending on the amount of debt incurred relative to the company’s ability to repay that debt.

2	Jensen Funds	Prospectus

Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of small- and mid-cap U.S. companies. For purposes of the Fund, the Adviser considers a company to be a small- or mid-cap company if it has a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index at the time of the Fund’s investment. The Adviser determines the companies that qualify for inclusion in the Fund’s investable universe on at least an annual basis.

The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities. Fundamental analysis includes assessment of the company’s industry, strategy, competitive advantages, business segments, geographic distribution, growth and profitability, financial statements (income statement, cash flow statement, balance sheet), and the company’s other financial reports. The valuation models are rooted in fundamentals-based investment principles and include discounted cash flow models (for example, determining the present value of expected future cash flows), relative valuation methods (for example, a company’s valuation relative to its own history, its industry peers, or the broader stock market), and ratio methods (for example, a company’s price-to-earnings ratios).

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria described above for inclusion in the universe of companies in which the Fund may invest. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company. Examples of such extraordinary situations include a significant acquisition, divestiture, or accounting rule change that results in a significant change to a company’s equity balance and a non-meaningful return on equity number.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 30 to 50 primarily domestic companies. The Fund must always own the securities of a minimum of 25 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

+    Stock Market Risk
    The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

+    Management Risk
    The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

+    General Market Risk
Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

+    Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) global pandemic which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation, and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19 the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.

+    Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15% per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong

Prospectus	Jensen Funds	3

market appreciation, but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

+    Value Style Investing Risk
    A value investing style subjects the Fund to the risk that the prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

+    Small- and Mid-Cap Company Risk
    The securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

+    Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.
+ Competitive Risk
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.

Jensen Quality Value Fund - Class J Shares1
Calendar Year Returns as of December 31

1The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

The Fund’s calendar year-to-date return for Class J shares as of June 30, 2021 was 14.75%. During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class J shares was 21.16% for the quarter ended June 30, 2020, and the lowest quarterly return for Class J shares was -23.33% for the quarter ended March 31, 2020.

4	Jensen Funds	Prospectus

Average Annual Total Returns For the Periods Ended December 31, 2020	One Year	Five Year	Ten Year	Since Inception 3/31/2010
Class J Shares
Return Before Taxes	14.76%	11.97%	10.71%	10.23%
Return After Taxes on Distributions	14.33%	11.05%	8.98%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	8.91%	9.36%	8.22%	7.89%
Class I Shares
Return Before Taxes	15.09%	12.22%	10.91%	10.44%
Class Y Shares*
Return Before Taxes	15.12%	12.24%	10.94%	10.46%
Russell Midcap Total Return** Index (reflects no deductions for fees, expenses, or taxes)	17.10%	13.40%	12.41%	13.00%
Russell 2500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	19.99%	13.64%	11.97%	12.63%
*Class Y shares commenced operations on January 15, 2020. Performance shown for Class Y shares prior to their inception (five year, ten year and since inception columns) reflects the performance of the Class I shares, adjusted to reflect Class Y expenses.
** Effective as of the date of this prospectus, the Russell Midcap Index has replaced the Russell 2500 Index as the Fund’s primary benchmark. The Adviser believes the Russell Midcap Index better represents the investable opportunity set for the Fund than does the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.

Management

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.

Portfolio Managers
The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since 2010	Chief Investment Officer and Managing Director
Kurt M. Havnaer	Since 2010	Portfolio Manager
Adam D. Calamar	Since 2013	Portfolio Manager
Tyra S. Pratt	Since 2021	Portfolio Manager
All members of the Fund’s portfolio management team share responsibility in managing the Fund and making decisions regarding the Fund’s investments.

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (Jensen Quality Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), by telephone at 800-992-4144, on any day the New York Stock Exchange (“NYSE”) is open for trading, or by wire. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are as follows:

	Minimum Investment Amount
	Initial	Additional
Class J Shares	$2,500	$100
Class I Shares	$250,000	$100
Class Y Shares	$1,000,000	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to the broker-dealer or other intermediaries for

Prospectus	Jensen Funds	5

transactions in the Fund, which are not reflected in the fee table or expense example. Ask your adviser or visit your financial intermediary’s website for more information.

6	Jensen Funds	Prospectus

Summary Section - Global Quality Growth Fund

Investment Objective
The objective of the Jensen Global Quality Growth Fund (the “Global Quality Growth Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Shareholder Fees (fees paid directly from your investment)
Class J	Class I	Class Y
None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class J	Class I	Class Y
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Shareholder Servicing Fee[1]	None	0.02%	None
Other Expenses	1.68%	1.34%	1.40%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses	2.68%	2.11%	2.15%
Fee Waiver/Expense Reimbursements	-1.43%	-1.09%	-1.15%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[2]	1.25%	1.02%	1.00%
1.The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets for Class I shares. Currently, the shareholder servicing plan fee being charged is 0.02% of the Fund's average daily net assets for Class I shares; however, the fee may be increased to 0.10% of the Fund's average daily net assets for Class I shares at any time.
2.Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”), and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, merger or reorganization expenses and extraordinary expenses), do not exceed 1.00% of the Fund’s average daily net assets through September 30, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s
Total Annual Fund Operating Expenses (after the amount of the reimbursement is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. The operating expense limitation agreement discussed above is reflected only through September 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class J	$127	$696	$1,292	$2,907
Class I	$104	$556	$1,034	$2,355
Class Y	$102	$562	$1,049	$2,392
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund performance. For the fiscal year ended May 31, 2021, the Fund's portfolio turnover rate was 4.05% of the average value of its portfolio.
Principal Investment Strategies
The primary focus of the Adviser is on the management of equity portfolios that are derived from a select universe of companies that produce long-term records of persistently high returns on shareholder equity. The Fund’s approach to investing focuses on companies determined by the Adviser to have a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.
The Fund will invest in equity securities of approximately 25 to 40 U.S. and foreign companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a

Prospectus	Jensen Funds	7

principal strategy consist of publicly traded companies around the world, including securities issued by corporations located in developing or emerging markets. Generally, each company in which the Fund invests must, as determined by the Adviser: (1) have consistently achieved a high return on equity over the prior ten years; (2) be in excellent financial condition; and (3) be capable of sustaining outstanding business performance. These companies are selected from a universe of companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.
The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to essentially be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus. The Fund’s investments in other eligible equity securities may include depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (GDRs”), or other forms of depositary receipts. The Fund typically invests in securities of issuers from at least three or more countries, including the United States, with at least 40% of the Fund’s net assets invested in foreign securities. In making a determination of whether an issuer will be classified as “domestic” or “foreign,” the Adviser will generally look to the location of the issuer’s domicile or principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.
The Fund may purchase securities when they are priced below their full values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.
The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of securities.
Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:
+    Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.
+    Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.
+    Newer Fund Risk
The Fund is newer with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
+ General Market Risk
Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
+ Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) global pandemic which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation, and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19 the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.
+    Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15% per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the

8	Jensen Funds	Prospectus

Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.
+    Non-diversification Risk
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and may make the Fund more volatile than more diversified funds.
+    Foreign Securities and Currency Risk
Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. The securities of foreign companies are frequently denominated in foreign currencies. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
+    Brexit Risk
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
+    Emerging Markets Risk
Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries. Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.
+    Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.
+    Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
+    Depositary Receipts Risk
Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
+ Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.
+ Competitive Risk
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Prospectus	Jensen Funds	9

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.

Management

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.
Portfolio Managers
The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since April 2020	Chief Investment Officer and Managing Director
Robert D. McIver	Since April 2020	President and Managing Director
Allen T. Bond	Since April 2020	Head of Research and Managing Director
Kevin J. Walkush	Since April 2020	Head of ESG and Portfolio Manager
All members of the Fund’s portfolio management team share responsibility jointly and primarily in managing the Fund and making decisions regarding the Fund’s investments.
Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (Jensen Global Quality Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), by telephone at 800-992-4144, on any day the New York Stock Exchange (“NYSE”) is open for trading, or by wire. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are as follows:

	Minimum Investment Amount
	Initial	Additional
Class J Shares	$2,500	$100
Class I Shares	$250,000	$100
Class Y Shares	$1,000,000	$100
These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund.
Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to the broker-dealer or other intermediaries for transactions in the Fund, which are not reflected in the fee table or expense example. Ask your adviser or visit your financial intermediary’s website for more information.

10	Jensen Funds	Prospectus

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective - Both Funds
Each Fund’s investment objective is long-term capital appreciation. Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to Fund shareholders.

Principal Investment Strategies - Both Funds
The Funds’ approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to continue to do so.

Investment Process - Quality Value Fund
The Quality Value Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued. To achieve the Fund’s objective of long-term capital appreciation, the Fund invests primarily in the common stocks of approximately 30 to 50 U.S. companies selected according to the specific criteria established by the Adviser and described more fully below.

The Adviser selects investments for the Fund from a universe of publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities. Fundamental analysis includes assessment of the company’s industry, strategy, competitive advantages, business segments, geographic distribution, growth and profitability, financial statements (income statement, cash flow statement, balance sheet), and the company’s other financial reports. The valuation models are rooted in fundamentals-based investment principles and include discounted cash flow models (for example, determining the present value of expected future cash flows), relative valuation methods (for example, a company’s valuation relative to its own history, its industry peers, or the broader stock market), and ratio methods (for example, a company’s price-to-earnings ratios). Underpinnings of the philosophy are embedded in academic research, the Adviser’s history as an investor and extensive back-testing of the Fund’s investment universe.

The Fund’s strategy employs a multi-step process that defines the Fund’s investable universe as publicly traded U.S. companies with a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index, and a return on equity of 15% or greater in each of the last ten years. The return on equity is determined by the Adviser and may include companies with negative equity resulting from debt-financing of large share repurchases. These companies may have unique risk profiles depending on the amount of debt incurred relative to the company’s ability to repay that debt. The Adviser determines the companies that qualify for inclusion in the Fund’s investable universe on at least an annual basis. The Adviser then conducts fundamental research on companies and applies valuation models to determine potential investments.

The Fund will invest primarily in small- or mid-cap companies. For purposes of the Fund, the Adviser considers a company to be a small- or mid-cap company if it has a market capitalization between $100 million and the capitalization of the largest company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics similar to small- and mid-cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell Midcap® Index. As of May 7, 2021, the market capitalization of the largest company in the Russell Midcap® Index was $46.4 billion.

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company. Examples of such extraordinary situations include a significant acquisition, divestiture, or accounting rule change that results in a significant change to a company’s equity balance and a non-meaningful return on equity number.

In its determination of which companies qualify for purchase by the Fund, the Adviser also assesses a company's competitive, regulatory, and environmental, social and governance ("ESG") risks to assess whether company management has, in the opinion of the Adviser, adequately managed the impact of those risks to mitigate business risk and enhance shareholder value. The Adviser does not make

Prospectus	Jensen Funds	11

portfolio purchase or sale decisions solely based on its evaluation of ESG factors

The Quality Value Fund’s Portfolio Securities
Although the Fund invests primarily in common stocks of U.S. companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

+    Voting common stock that is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is listed on a major U.S. stock exchange, including the NYSE and the NASDAQ® Stock Market LLC (“NASDAQ”).

+    Convertible debt securities and convertible preferred stock listed on a major U.S. stock exchange, including the NYSE and the NASDAQ, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above (as a non-principal strategy).

+    American Depositary Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Exchange Act and listed on a major U.S. stock exchange, including the NYSE and the NASDAQ (as a non-principal strategy). ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the U.S.

+    Equity securities listed on a major U.S. stock exchange, including the NYSE and the NASDAQ, issued by foreign companies (as a non-principal strategy). There are no restrictions on the amount of securities of foreign issuers that the Fund may own. The Fund, however, does not expect securities of foreign issuers to comprise a significant amount of the Fund’s total assets. In making a determination of whether an issuer will be classified as “domestic” or “foreign,” the Adviser will generally look to the location of the issuer’s domicile or principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation. In addition, the Fund generally sells its position in a company if that company no longer satisfies the investment criteria specified above, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company. Once the Fund makes a determination, however, that it must sell its securities of a portfolio company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

Investment Process - Global Quality Growth Fund
To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the publicly traded common stocks of approximately 25 to 40 U.S. and foreign companies selected according to the specific, long-term investment criteria established by the Adviser and described more fully below. The Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders. These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The
Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.
As determined by the Adviser in each case, a company must satisfy all of the following criteria to be purchased by the Fund:
•As determined annually, have a market capitalization of $1 billion or more and attained a return on equity of at least 15% per year for each of its prior 10 fiscal years (which, for example, may include companies with negative equity resulting from debt-financing of large share repurchases);
•Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from free cash flow;

12	Jensen Funds	Prospectus

•Have established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Adviser;
•Have demonstrated a commitment to mitigating business risk and increasing shareholder value by strategically investing free cash flow, acquiring companies that contribute to their competitive advantage, repurchasing outstanding shares or increasing dividends;
•Have the capability of continuing to meet all of the above criteria; and
•Be priced at a discount to its intrinsic value. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.
In its determination of which companies qualify for purchase by the Fund, the Adviser also assesses a company's competitive, regulatory, and ESG risks to assess whether company management has, in the opinion of the Adviser, adequately managed the impact of those risks to mitigate business risk and enhance shareholder value. The Adviser does not make portfolio purchase or sale decisions solely based on its evaluation of ESG factors.
The Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.
The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation. In addition, the Fund will begin to sell its position in a portfolio company if that company no longer satisfies the investment criteria specified above, including if its price exceeds intrinsic value, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, in which case the Fund may continue to hold and invest in the company. The strategies and timing for disposing of a position in any portfolio company that no longer satisfies the Fund's investment criteria are based on various and ongoing security-specific and portfolio-level considerations taken into account by the Adviser. As a result, the Fund’s sale of its position in a portfolio company may occur over an extended period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.
The Fund does not engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Global Quality Growth Fund’s Portfolio Securities
Although the Fund invests primarily in common stocks of U.S. and foreign companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.
+    Voting common stock that is registered under the Exchange Act, and is listed on a major U.S. stock exchange, including the NYSE and the NASDAQ.
+    ADRs for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Exchange Act and listed on a major U.S. stock exchange, including the NYSE and the NASDAQ. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the U.S.
+    EDRs are negotiable securities issued by a European bank that represent the public securities of non-European companies and trade on local exchanges. The shares issued by the bank are priced in local currencies. EDRs are comparable to ADRs in the U.S.
+    GDRs are bank certificates issued in more than one country for shares of a non-U.S. company. The bank certificate represents shares of the non-U.S. company, and an international bank holds the shares.
+    Equity securities listed on a major U.S. stock exchange, including the NYSE and the NASDAQ, issued by foreign companies.
+    Convertible debt securities and convertible preferred stock listed on a major U.S. stock exchange, including the NYSE and the

Prospectus	Jensen Funds	13

NASDAQ, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above (as a non-principal strategy).
Foreign Currency or Equivalents - Global Quality Growth Fund
The Fund may invest in foreign currency exchange transactions as a non-principal strategy. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
The Funds’ Other Investments
As a non-principal strategy, each Fund may also invest in cash or cash equivalents. Some of these short-term instruments include:
+    Cash held by the Funds’ custodian, U.S. Bank National Association;
+    Money market mutual funds;
+    FDIC-insured bank deposits;
+    United States Treasury bills;
+    Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);
+    Demand notes of companies whose commercial paper receives the same ratings listed above by S&P or Moody’s;
+    Institutional-grade paper maturing at 13 months or less; and
+    U.S. government agency discount notes.
Implementation of Investment Objective and Strategies
Each Fund has developed a quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:
+    A Fund’s investment strategy is applied consistently over time;
+    The objective investment criteria are applied on a uniform basis; and
+    Management focuses at all times on the best interests of the shareholders of a Fund.
Each Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. Each Fund has:
+    Established an investment team to execute the investment discipline;
+    Objectively defined each Fund’s research process so that every security in the Fund’s portfolio has met specific objective and analytical tests;
+    Defined each Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when such changes are consistent with the Fund's investment discipline; and
+    Established investment policies that prohibit each Fund from trading on margin, lending securities, selling short, or trading in futures or options.
Temporary Strategies; Cash or Similar Investments.
For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in a Fund not achieving its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.
For longer periods of time, a Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.
These measures are in addition to those required by the 1940 Act. See the SAI for more information on compliance with the 1940 Act.
Principal Risks

Stock Market Risk - Both Funds
Because the Funds invest in common stock, the Funds are subject to the risk that the market value of their securities may decrease over a short or extended period of time. The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of its assets, and investor sentiment and perception of a company. In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by a Fund may be more volatile than the market as a whole.

14	Jensen Funds	Prospectus

General Market Risk - Both Funds
The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the risks associated with an investment in the Funds may be increased. Continuing market problems may have adverse effects on the Funds.

Recent Markets Events Risk - Both Funds
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While several countries, including the U.S., have begun to lift public health restrictions in efforts to reopen their respective economies, the outbreak of the Delta variant has led to the renewal of health mandates by local governments and businesses, reduced hiring efforts by employers, event cancellations and additional travel restrictions, supply chain shortages, cessation of return-to-office plans and an overall economic slowdown. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom’s departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Company and Sector Risk - Both Funds
Each Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15% per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Funds are prohibited from investing in certain companies and sectors that are experiencing a shorter-term period of robust earnings growth because they have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Funds. As a result, the Funds’ performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Funds were able to invest in such rapidly growing, non-qualifying companies.

ADRs Risk - Both Funds
The Funds may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are treated by the Funds the same as foreign securities.

Management Risk - Quality Value Fund
The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for investment may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investment may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Value Style Investing Risk - Quality Value Fund
A value investing style subjects the Fund to the risk that the prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Small- and Mid-Cap Company Risk - Quality Value Fund
Generally, small- and mid-cap, and less seasoned companies, have more potential growth than large-cap companies. They also often involve greater risk than large-cap companies, and these risks are

Prospectus	Jensen Funds	15

passed on to the Fund. Small- and mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small- and mid-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small- and mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. An investment in a fund that is subject to these risks may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.
Management Risk - Global Quality Growth Fund
The Adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the Fund’s assets and investments. The Fund may only invest in those companies that can be purchased at a discount to their intrinsic values as calculated by the Adviser. Since the intrinsic value is calculated from estimated future cash flows, the Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company’s securities may never reach the Adviser’s estimate of its intrinsic value. In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Adviser’s estimate of its intrinsic value for extended periods of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. The Adviser’s assessment of its investment criteria for a portfolio company may be incorrect. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.
Newer Fund Risk - Global Quality Growth Fund
The Fund is newer with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-diversification Risk - Global Quality Growth Fund
The Fund is a non-diversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “non-diversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Foreign Securities and Currency Risk - Global Quality Growth Fund
Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S., Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.
Many of the foreign securities in which the Fund invests will be denominated or quoted in a foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets.
Brexit Risk - Global Quality Growth Fund
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and

16	Jensen Funds	Prospectus

illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Emerging Markets Risk - Global Quality Growth Fund
The risks of foreign investments are usually much greater when they are made in emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience high rates of inflation and currency devaluations, which may adversely affect returns. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain emerging markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which companies in developed countries are subject. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. Some emerging countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other laws or restrictions applicable to investments differ from those found in more developed markets. Sometimes, they may lack, or be in the relatively early development of, legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, and/or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between parties in the U.S. and parties in emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

GDRs and EDRs Risk - Global Quality Growth Fund
To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs and EDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Large-Cap Company Risk - Global Quality Growth Fund
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Growth Stock Risk - Global Quality Growth Fund
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Regulatory Risk- Both Funds
Legal, tax and regulatory changes could occur that may adversely affect the Funds’ ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The potential

Prospectus	Jensen Funds	17

impact that such regulations could have on securities held by the Funds is unknown. No assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Competitive Risk- Both Funds
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. Some individual companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of other companies, especially during extended periods of economic expansion. Some companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, and may be dependent upon a small or inexperienced management group.

Other Investment Risks - Both Funds
The Funds may engage in certain non-principal investment strategies as discussed in this Prospectus. To the extent that the Funds engage in these non-principal strategies, the Funds will be subject to the following risks:

Preferred Stock Risk - Both Funds
A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Generally, preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or deferred by the issuer.

Convertible Securities Risk - Both Funds
A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Cybersecurity Risk - Both Funds
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.

International Risk and Foreign Securities Risk - Quality Value Fund
Although all of the Fund’s portfolio securities must be listed on U.S. stock exchanges, including the NYSE and the NASDAQ, the Fund may invest in certain foreign securities, as well as the securities of domestic companies that engage in significant foreign business. These investments involve certain risks, such as:

18	Jensen Funds	Prospectus

+    Political or economic instability in the country where the company is headquartered or doing business;
+    Fluctuations in the relative rates of exchange between the currencies of different nations;
+    The difficulty of predicting international trade patterns; and
+    The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries.

Management of the Funds

Investment Adviser
The Adviser, Jensen Investment Management, Inc., is located at 5500 Meadows Road, Suite 200, Lake Oswego, Oregon 97035-3623. The investments and business operations of the Funds are managed by the Adviser subject to oversight by the Board of Trustees. The Adviser is also responsible for selecting brokers and dealers to execute the Funds’ portfolio transactions.

The Quality Value Fund compensates the Adviser for its services at the annual rate of 0.65% of its average daily net assets, payable on a monthly basis in arrears. The Global Quality Growth Fund compensates the Adviser for its services at the annual rate of 0.75% of its average daily net assets, payable on a monthly basis in arrears. For the fiscal year ended May 31, 2021, the Adviser received management fees of 0.43% (net of fee waivers) of the Quality Value Fund’s average daily net assets, and did not receive management fees after fee waivers for the Global Quality Growth Fund.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objectives and policies and making decisions with respect to, and also orders for, all purchases and sales of portfolio securities. The Adviser also maintains related records for the Funds.

Fund Expenses. The Funds are responsible for their own operating expenses; however, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of each Fund to ensure that the Fund’s total annual operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Funds), tax expenses, dividends and interest expenses on short positions, brokerage commissions, merger or reorganization expenses and extraordinary expenses) do not exceed 0.80% of the average daily net assets of the Quality Value Fund through September 30, 2022, or 1.00% of the Global Quality Growth Fund’s average daily net assets through September 30, 2022. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by a Fund in subsequent years if the Adviser so requests. The Adviser may request recoupment of previously waived fees and paid expenses from a Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, and is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years, if such reimbursement will not cause the Fund’s Total Annual Operating Expenses (after the amount of the reimbursement is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such reimbursement will be reviewed and approved by the Board of Trustees. The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

The Board of Trustees most recently approved the Funds’ investment advisory agreement with the Adviser on August 4, 2021. A discussion regarding the basis of the approval by the Board of Trustees of the Funds’ investment advisory agreement with the Adviser will be included in the Funds’ semi-annual report to shareholders for the six-month period ending November 30, 2021.

The Adviser also serves as investment adviser to individual and institutional accounts and was managing assets totaling approximately $13.5 billion at August 31, 2021. The Adviser also serves as investment adviser to The Jensen Quality Growth Fund Inc., an open-end mutual fund, which is currently offered in a separate prospectus.

Except as noted above, the Quality Value Fund and the Global Quality

Prospectus	Jensen Funds	19

Growth Fund, each as a series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers
Each Fund is managed by a team composed of the Adviser’s investment team for the Funds, which is responsible for all of the Funds’ investment decisions. All members of each Fund’s portfolio management team share responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team, and each member’s ownership of securities in the Fund. The investment team for the Quality Value Fund is composed of Eric H. Schoenstein, Kurt M. Havnaer, Adam D. Calamar and Tyra S. Pratt. The investment team for the Global Quality Growth Fund is composed of Eric H. Schoenstein, Robert D. McIver, Allen T. Bond and Kevin J. Walkush.

Eric H. Schoenstein, Chief Investment Officer, serves as a portfolio manager and oversees the investment process, participating in investment decision-making. Mr. Schoenstein previously held the position of Director of Business Analysis of the Adviser. Mr. Schoenstein, a Vice President of the Adviser, has been a Managing Director of the Adviser since 2003 and has over 34 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.

Kurt M. Havnaer serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Mr. Havnaer, CFA, Portfolio Manager, has been employed by the Adviser since December 2005, previously holding the position of Business Analyst through September 2015. Mr. Havnaer has over 33 years of experience in the investment management industry. Prior to joining the Adviser, he spent nine years at Columbia Management Advisors as a high yield analyst and co-portfolio manager. Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.

Adam D. Calamar serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Mr. Calamar, CFA, Portfolio Manager, has been employed by the Adviser since May 2008, and has over 14 years of experience in the investment management industry. Mr. Calamar held the position of Business Analyst from January 2010 through September 2015, and previously held the position of Manager of Institutional Services where he assisted in relationship management with the company’s institutional clients. Mr. Calamar was previously employed by Broadmark Asset Management, LLC. He has been a member of the investment team since September 2013.

Tyra S. Pratt serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Ms. Pratt, CFA, Portfolio Manager, has been employed by the Adviser since July 2017, previously holding the position of Business Analyst through January 2021, and has 10 years of experience in the investment management industry. Ms. Pratt was previously employed by CTC | myCFO from July 2014 until July 2017. She has been a member of the investment team since 2017.

Robert D. McIver serves as a portfolio manager and participates in investment decision making. Mr. McIver joined the Adviser in September 2004 as Director of Operations and Portfolio Manager and was appointed President and Managing Director of the Adviser in February 2007. Mr. McIver has over 33 years of experience in the banking and investment management business, including 2 years with National Westminster Bank as a corporate banker, 10 years with Schroder Investment Management in London, and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 - 2004.

Allen T. Bond, Head of Research, serves as a portfolio manager and has served as Vice President and Managing Director of the Adviser since September 2017, participates in investment decision-making, and has responsibilities for investment research. Mr. Bond, CFA, has been employed by the Adviser since February 2007, previously holding the position of Business Analyst through September 2015, and Portfolio Manager since October 2015. Mr. Bond has over 23 years of experience in the investment management industry. Mr. Bond previously served as a Credit Analyst at Washington Mutual where he performed fundamental analysis on investment-grade corporate bond issuers in connection with a fixed-income securities portfolio managed by the insurance company subsidiary of Washington Mutual. Prior to Washington Mutual, Inc., he was a High Yield Credit Analyst and Trader for Columbia Management Group. Mr. Bond began his career as a trader at Ferguson Wellman Capital Management.

Kevin J. Walkush, Head of ESG, serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Mr. Walkush, Portfolio Manager, has been

20	Jensen Funds	Prospectus

employed by the Adviser since May 2007, previously holding the position of Business Analyst through September 2015. Mr. Walkush has over 17 years of experience in the investment management industry. Mr. Walkush joined the Adviser from Morningstar, Inc. where he held the position of Stock Analyst. In that role, Mr. Walkush provided equity research coverage of industrial, mining and alternative energy stocks. Prior to Morningstar, Inc., Mr. Walkush consulted for Lux Capital where he performed due diligence on investment candidates as well as prepared university-based technology for commercialization. Mr. Walkush has also held various finance and operational roles at Amazon.com and Weyerhaeuser Company.

CFA® is a registered trademark owned by the CFA Institute.

Shareholder Information

Choosing a Share Class
Below is information about the manner in which the Funds offer shares.
The Funds offer Class J, Class I and Class Y shares. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

	Class J	Class I	Class Y
Initial Sales Charge	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Ongoing Distribution and/or Shareholder Service (Rule 12b-1 Fees)	0.25%	No.	No.
Shareholder Servicing Fee	No.	0.10%	No.
Conversion feature(1)	Yes.	Yes.	Yes.
(1)See the section titled “Share Class Conversions” in this Prospectus for more information on the voluntary and/or automatic conversions that apply to each share class.

Class J Shares. You may purchase shares of the Funds directly from the Funds. Class J shares of the Funds are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after a Fund receives your request in good order.
Class I Shares. Unless otherwise exempt from its investment minimum, only investors who are willing to make a significant initial investment may purchase Class I shares of the Funds directly from the Funds. Class I shares of the Funds are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after a Fund receives your request in good order.
Class Y Shares. Class Y shares are available only to institutional and individual investors willing to make a significant initial investment and to employees and clients of the Adviser. Your share price will be the next NAV calculated after a Fund receives your request in good order.

Distribution and Shareholder Servicing Plan – Class J Shares
Each Fund has implemented a Distribution and Shareholder Servicing Plan (the “12b-1 Plan”) in accordance with Rule 12b‑1 of the 1940 Act. The 12b-1 Plan allows the Funds to pay Rule 12b-1 fees to financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers for the sale and distribution of Class J shares and for shareholder servicing and maintenance of shareholder accounts. The 12b-1 Plan authorizes and provides for payments of 0.25% per year of a Fund’s average daily net assets for Class J shares for sale and distribution services and shareholder servicing. As these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Adviser may make substantial payments from its own resources, which include the investment advisory fees received from the Funds and other clients, to compensate those financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers that provide sales and distribution services and shareholder servicing and account maintenance to a Fund’s Class J shares and charge a higher fee than the 0.25% paid by the Class J shares under the 12b-1 Plan. The portion of these fees that are not sub-transfer agency fees and which are in excess of 0.25% is paid by the Adviser and not by a Fund’s Class J shares. The fee rates charged by these financial

Prospectus	Jensen Funds	21

intermediaries vary. The SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the amount and other details of the payments the financial intermediary receives for the services it provides to a Fund’s Class J shares and other mutual funds available to the financial intermediary’s customers. To the extent that these fees received by the financial intermediary for its services to the Funds, or other payments it receives for providing Fund marketing support, are higher than those paid by other mutual funds, it may create an incentive for the financial intermediary and its financial professionals to sell the Funds rather than other mutual funds or to sell Class J shares over other share classes of the Funds for which the intermediary does not receive payment or receives a lower amount.

Shareholder Servicing Plan – Class I Shares
Each Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of its Class I shares that allows the Funds to make payments to financial intermediaries and other service providers for Class I shareholders in return for shareholder servicing and maintenance of a Fund’s Class I shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% per year of a Fund’s average daily net assets for Class I shares and may not be used to pay for any services in connection with the distribution and sale of Class I shares. Currently, the shareholder servicing fee being charged for each Fund is 0.02% of the Fund’s average daily net assets for Class I shares; however, the fee may be increased to 0.10% of the Fund’s average daily net assets for Class I shares at any time.

In addition, the Adviser may make payments from its own resources, which include the investment advisory fees received from the Funds and other clients, to compensate any financial intermediaries and other service providers that provide shareholder servicing and account maintenance to a Fund’s Class I shares and charge a higher fee than the 0.10% paid by the Class I shares under the Shareholder Servicing Plan. Any portion of these fees in excess of 0.10% is paid by the Adviser and not by a Fund’s Class I shares. The fee rates charged by these financial intermediaries vary. The SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the details of the payments the financial intermediary receives for providing servicing for a Fund’s Class I shares and other mutual funds. These payments made by the Funds to a financial intermediary may be higher than payments made for the same services by other mutual funds that are available to customers of the financial intermediary. In such case, the financial intermediary and its financial professionals may have an incentive to sell the Funds rather than other mutual funds that are available to the financial intermediary’s customers or to sell Class I shares over other share classes of the Funds or which the intermediary does not receive payment or receives a lower amount.

Pricing of Fund Shares
The price of each class of Fund shares is its NAV. The NAV of each class of shares is calculated at the close of regular trading hours of the NYSE (generally 4:00 p.m., Eastern Time) each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. If the NYSE closes early, the Funds will calculate the NAV at the closing time on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time. The NAV for each class is calculated by dividing the total value of each Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to a Fund’s share classes, the NAVs of the different classes of a Fund may vary.

Each equity security owned by a Fund that is listed on a national securities exchange, except for portfolio securities listed on NASDAQ, is valued at its last sale price on that exchange on the date as of which assets are valued.

If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the close of the NYSE, generally 4:00 p.m. Eastern Time, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. The Global Quality Growth Fund invests in securities that trade on exchanges that are open on days when the

22	Jensen Funds	Prospectus

Fund is not priced, which may cause the Fund’s NAV to change during times when the Fund is not available for purchase or sale.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the “constant yield” method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The market value of the securities in a Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly. The NAV will not be calculated on days that the NYSE is closed for trading.

Fair Value Pricing
The Quality Value Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ, the majority of which are small- and mid-capitalization, liquid securities. The Global Quality Growth Fund invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ, the majority of which are large-capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security. To address these situations, the Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ Pricing Service does not provide a valuation (or provides a valuation that, in the judgment of the
Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

The Global Quality Growth Fund also invests in common stock of foreign issuers listed on U.S. and foreign exchanges, the majority of which are large-capitalization, highly liquid securities. The occurrence of certain events after the close of foreign markets, but prior to the time the Global Quality Growth Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or foreign markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. In the absence of a price or the occurrence of events that occur after a foreign exchange closes that affect the value of a foreign security held by the Global Quality Growth Fund, the security will be valued at fair value. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Global Quality Growth Fund’s NAV in advance of the time the NAV is calculated.

Because fair value pricing is subjective in nature, there can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Board of Trustees reviews the fair value pricing policy periodically. See the SAI for more information about the pricing of the Funds’ shares.

How to Purchase Shares
Shares of the Funds are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after a Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), will

Prospectus	Jensen Funds	23

verify certain information on your account application as part of the Funds’ anti-money laundering program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information or documentation is not received. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s net asset value.

When making a purchase request, make sure your request is in good order. For purchases made through the Transfer Agent, “good order” means your purchase request includes:

+    The name of the Fund and class of shares you are investing in;
+    The dollar amount of shares to be purchased;
+    Account application form or investment stub; and
+    Check payable to “Jensen Quality Value Fund” or “Jensen Global Quality Growth Fund.”
For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Share Classes and Minimum Investments
Class J shares are available to retail investors and assessed a combined distribution and shareholder servicing fee of 0.25% per year of a Fund’s average daily net assets for Class J shares. Class I shares are available to institutions and individuals willing to make a significant initial investment. Class I shares are assessed a shareholder servicing fee not to exceed 0.10% per year of a Fund’s average daily net assets for Class I shares. Currently, the shareholder servicing fee being charged is 0.02% of a Fund’s average daily net assets for Class I shares; however, the fee may be increased to 0.10% of a Fund’s average net assets attributable to the Class I shares at any time. Class I shares are not subject to any distribution fees. Class Y shares are available only to institutional and individual investors willing to make a significant initial investment and to employees of the Adviser. Class Y shares are not subject to any distribution or shareholder servicing fees.
Except as described in this section, the minimum investment amount for Fund shares is as follows:

	Initial Investment	Additional Investment
Class J	$2,500	$100
Class I	$250,000	$100
Class Y	$1,000,000	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in a Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund(s).

Current and former employees of the Adviser and their spouses (including domestic partners) and children, as well as employee benefit plans sponsored by the Adviser, may purchase Class Y shares and are not subject to any minimum initial investment amount. Subsequent investments by such shareholders are subject to the $100 minimum described above.

The Funds reserve the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Financial Intermediaries
You may also purchase shares of the Funds through a third-party financial intermediary, such as a broker-dealer, financial institution or

24	Jensen Funds	Prospectus

other financial service firm. When you purchase shares of the Funds through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Funds directly. The Funds may make arrangements with certain financial intermediaries (“Authorized Intermediaries”) to receive purchase and redemption orders on its behalf. Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Funds. The Funds will be deemed to have received a purchase order when an Authorized Intermediary, or, if applicable, its designee receives the order. Purchase requests submitted to an Authorized Intermediary or its designee after the Authorized Intermediary’s or designee’s imposed cut-off time may not be received by the Funds prior to the Funds’ cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day. Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business. For more information about your financial intermediary’s rules and procedures, whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds, contact your financial intermediary directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by an Authorized Intermediary (or its authorized designee).

If you intend to invest in the Funds through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are not reflected in the fee table or expense example in this Prospectus, and such charges are retained by the financial intermediary and are not paid to the Funds or the Adviser.

Buying Shares by Mail
Complete an application and send it, with a check for at least the minimum amount made payable to the applicable Fund, to one of the addresses below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the applicable Fund name and your name, address, and account number on a separate piece of paper and mail it with your check made payable to the Fund to:

By Mail:
[Name of Fund]
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight or Express Mail:
[Name of Fund]
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment. All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE: The Transfer Agent will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result.

Buying Shares by Wire
If you are making an initial investment in the Funds by wire transfer, please contact the Funds by telephone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent toll free at 800-992-4144. You may then contact your bank to wire funds according to the instructions you were given. Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV. The Funds and U.S. Bank National Association are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Prospectus	Jensen Funds	25

For subsequent investments by wire, please contact the Transfer Agent at 800-992-4144 prior to sending your wire. This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank National Association
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number: 112-952-137
Further credit to: [Name of Fund]
    Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Funds, in amounts of $100 or more, by calling the Transfer Agent toll free at 800-992-4144. You must also have submitted a voided check or a savings deposit slip to have banking information established on your account. If your account has been open for at least 7 business days, this option allows you to move money from your bank account to a Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the applicable price determined on the day of your order, as long as your order is received by the Transfer Agent or an Authorized Intermediary prior to the close of the NYSE (generally 4:00 p.m., Eastern Time). If your payment is rejected by your bank, the Transfer Agent will charge your account a $25 fee. In addition to the fee, you will also be responsible for any resulting loss incurred by the Funds.

Automatic Investment Program (Class J shares only)
You may purchase Class J shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in Class J shares.

+    Purchases may be made on a monthly basis.
+    To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.
+    You may sign up for the automatic investment program by completing an application form.
+    Minimum initial investment is $100 (for automatic investment program only).
+    Minimum subsequent investment is $100.
Please call our shareholder services at 800-992-4144 for more information about participating in the program. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date of the request. The Transfer Agent will charge your account a $25 fee for any ACH payment that is not honored.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program as required by the USA PATRIOT Act and related anti-money laundering laws and regulations. To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

+    full name;
+    date of birth (individuals only);
+    Social Security or taxpayer identification number; and
+    permanent street address (a P.O. Box alone is not acceptable).
If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation. Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application. The Funds reserve the right to request additional clarifying information to form a reasonable belief as to the true identity of a customer. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s net asset value. If you require additional assistance when completing your application, please contact the Transfer Agent at 800-992-4144.

Choosing a Distribution Option
When you complete your account application, you may choose from four distribution options.

1.You may invest all net investment income distributions and net capital gains distributions in additional shares of the Funds. This option is assigned automatically if no other choice is made.

2.You may elect to receive net investment income distributions and net capital gains distributions in cash.

26	Jensen Funds	Prospectus

3.You may elect to receive net investment income distributions in cash and to reinvest net capital gains distributions in additional shares of the Funds.

4.You may elect to invest net investment income distributions in additional shares of the Funds and receive net capital gains distributions in cash.

If you elect to receive distributions by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds then current NAV per share and to reinvest all subsequent distributions in shares of the Funds until an updated address is received. You may change your election at any time. Your request for a change must be received by the Transfer Agent in writing or by telephone at least five (5) days prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including IRAs, Keogh plan accounts, SEP accounts and other ERISA-qualified plans may invest in the Funds, subject to the other requirements of the Funds. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Funds in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an IRA naming the Transfer Agent as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Funds reserve the right to reject your purchase order and suspend the offering of a Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Funds have not been registered for sale outside of the U.S., Puerto Rico and the U.S. Virgin Islands. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except with respect to investors with U.S. military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Funds in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Funds do not expect to issue share certificates.

Exchanging Shares
You may exchange all or a portion of your investment from a Fund to the same share class in an identically registered account of any other mutual fund managed by the Adviser. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange of Fund shares for shares of another fund is considered to be a sale of shares for federal income tax purposes which may result in the recognition of a taxable gain or loss. Call the Funds (toll-free) at 800-992-4144 to learn more about exchanges.

The Funds and the Transfer Agent are available to assist you in opening accounts and when purchasing, exchanging or redeeming shares.

Share Class Conversions
Shareholders of Class J shares may be or become eligible to invest in Class I shares or Class Y shares of the Funds. Holders of Class I shares may be or become eligible to invest in Class Y shares of the Funds. Such shareholders may convert their shares into shares of the other share class provided that following the conversion the shareholder meets the then-applicable eligibility requirements for the share class. Neither the Class I shares nor Class Y shares is subject to any sales charges or Rule 12b-1 distribution fees. The conversion will be executed on the basis of the respective NAVs of the share classes.

Investors who hold Class I shares of a Fund through a fee-based program of a financial intermediary, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the same Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

A share conversion from one class of shares of a Fund to a different class of the same Fund will generally not result in the recognition of a capital gain or loss for federal income tax purposes.

Closure of a Fund
The Board of Trustees retains the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of Fund shareholders. Based on market and Fund conditions, the Adviser may recommend to the Board of Trustees that a Fund be closed to new investors, all investors or certain classes of investors

Prospectus	Jensen Funds	27

(such as fund supermarkets) at any time. If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem Fund shares has been temporarily suspended as permitted by federal law.

Householding
In an effort to decrease costs, the Funds have reduced the number of duplicate prospectuses, supplements and certain other shareholder documents you receive and sends only one copy of each of these documents to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property.
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 800-992-4144 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

How to Redeem Shares
You may redeem Fund shares on any business day the NYSE is open. Shares of the Funds are redeemed at the next NAV calculated after a Fund has received your redemption request in good order. Payment is typically made within one to three business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail:
[Name of Fund]
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight or Express Mail:
[Name of Fund]
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to the Transfer Agent, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.
A redemption request made through the Transfer Agent is considered to be in “good order” if the following information is included:
+    The name of the shareholder;
+    The name of the Fund and class of shares;
+    The dollar amount or number of shares being redeemed;
+    The account registration number; and
+    The signatures of all registered shareholders as registered, providing a signature guarantee(s) if applicable (see “Signature Guarantee” below).
The Funds reserve the right to change the requirements of “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.
Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact the

28	Jensen Funds	Prospectus

Transfer Agent if your account is registered in one of these categories.
You may receive proceeds of your sale by a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Funds typically expect that it will take one to three business days following the receipt of your redemption request to pay out redemption proceeds, regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after redemption. Proceeds will be processed within seven calendar days after a Fund receives your redemption request, unless the Fund has suspended your right of redemption or postponed the payment date as permitted under the federal securities laws.
The Funds typically expect they will hold cash or cash equivalents to meet redemption requests. A Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used during periods of stressed market conditions.
Redemptions In-Kind
The Funds generally pay redemption proceeds in cash. However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to satisfy redemption requests in-kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash. These securities redeemed in-kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. In addition, sales of such in-kind securities may generate taxable gains. Any redemptions in-kind are generally paid using a pro-rata portion of all liquid securities held by a Fund.
Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may also be used during periods of stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during periods of stressed market conditions.
IRA Redemption
If you hold your Fund shares through an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding at a current withholding rate of 10%. Shares held in IRA accounts may be redeemed by telephone at 800-992-4144. Investors will be asked whether or not to withhold taxes from any redemption.
IRA accounts will be charged a $15 annual maintenance fee.
Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount not less than $100 and not more than $50,000, by instructing the Transfer Agent by telephone at 800-992-4144. A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine, subject to applicable law. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:
+    That you correctly state your Fund account number;
+    The name in which your account is registered;
+    The Social Security or tax identification number under which the account is registered; and
+    The address of the account holder, as stated in the New Account Application Form.
Telephone redemptions must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone redemption. Once a telephone redemption has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.

Prospectus	Jensen Funds	29

Systematic Withdrawal Program
The Funds offer a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, calendar quarter or year is $500. This program may be terminated or modified by the Funds at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. Please call 800-992-4144 for additional information regarding the SWP.
Signature Guarantee
The Transfer Agent may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
+    If ownership is being changed on your account;
+    When redemption proceeds are payable or sent to any person, address or bank account not on record;
+    When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and
+    For redemptions over $50,000 from any shareholder account.
The Funds reserve the right to require a signature guarantee or other acceptable signature verification under other circumstances. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees may be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and STAMP but not from a notary public.
Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the Transfer Agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the Transfer Agent or other authorized agent in good order before the close of regular trading hours on the NYSE (generally 4:00 p.m., Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.
Payment for your redeemed Fund shares will be mailed to you generally within one to three business days, but no later than the seventh day after your redemption request is received in good order by the Transfer Agent. However, if any portion of the shares to be redeemed represents an investment made by check or electronic funds transfer through the ACH network, a Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase amount has been collected. This may take up to 12 calendar days from the date you purchased shares. You may avoid these delays by purchasing shares of a Fund by wire transfer. The Funds may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.
The Funds may be required to withhold federal income tax (backup withholding) from distribution payments and redemption proceeds if you do not provide a Fund with a correct social security or other taxpayer identification number and certain certifications or the Internal Revenue Service (“IRS”) notifies the Funds that you are subject to backup withholding. See “Distributions and Taxes” in this Prospectus for more information. Securities received in-kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. In addition, sales of such securities received in-kind may generate taxable gains.
Your redemption payment will be mailed by check to the account name(s) and address exactly as registered. You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account. There is no charge for redemption payments that are mailed or sent via ACH. ACH payments are usually available within two business days. Redemption payments sent by wire transfer must be at least $1,000, and the Funds’ Transfer Agent currently charges $15 for each wire

30	Jensen Funds	Prospectus

transfer which, for financial intermediaries, may be paid for by the Funds. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.
Redemptions at the Option of the Funds
In addition, the Funds may institute a policy whereby they automatically redeem shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Funds may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Funds have not instituted such a policy. However, the Trust’s Declaration of Trust authorizes the Board of Trustees to institute such a policy if the board determines that such a policy is in the best interests of a Fund and its shareholders. A redemption by a Fund may result in the recognition of a taxable capital gain or loss for federal income tax purposes.
Financial Intermediaries
You may also redeem your shares of the Funds through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm. Such financial intermediaries are authorized to designate other financial intermediaries to receive redemption orders on behalf of the Funds. If you purchased your shares of the Funds through a financial intermediary, your redemption order must be placed through the same financial intermediary. The Funds will be deemed to have received the redemption order when such financial intermediary receives the order. A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Funds.
Market Timing
The Funds are designed for long-term investors. Investors who engage in frequent purchases and redemptions of Fund shares, referred to as “market timing,” may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio and increase a Fund’s brokerage and administrative costs. The Board of Trustees has adopted a policy regarding such market timing. The Quality Value Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges. The Global Quality Growth Fund believes that its investment strategy is not attractive to market timing investors because the Fund’s investments are primarily large capitalization “blue chip” companies that have historically exhibited a relatively low level of the short-term volatility usually sought by market-timing investors. As a result, the Funds do not currently impose any trading restrictions or redemption fees on Fund shareholders.
Additional Redemption Information
Neither the Funds, the Adviser nor the Transfer Agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this Prospectus.
General Transaction Policies
The Funds reserve the right to:

+    Vary or waive any minimum investment requirement.
+    Redeem all shares in your account if your balance falls below a Fund’s minimum for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
+    Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Funds.
+    Modify or terminate the Automatic Investment Plan at any time.
Your broker-dealer or other financial service firm may establish policies that differ from those of the Funds. For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial service firm for details.

Distribution and Servicing of Shares

Distributor
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC
(“Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services

Prospectus	Jensen Funds	31

and promotes and arranges for the sale of the Funds’ shares. The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Sub-Transfer Agency Fees – Class J Shares
The Funds’ Class J shares may make payments to certain financial intermediaries who have chosen to maintain an “omnibus account” with a Fund, which is a single account in a Fund that contains the combined investment in Class J shares for all of a financial intermediary’s customers. In turn, these financial intermediaries provide shareholder recordkeeping and servicing to their individual customers who are beneficial owners of a Fund via these omnibus accounts. If made, these payments by a Fund, commonly known as “sub-transfer agency fees,” to such financial intermediaries for the shareholder recordkeeping and servicing they provide to their individual customers who are indirect Fund shareholders will approximate the fees that would be paid by a Fund to its Transfer Agent for maintaining and servicing these accounts if the financial intermediaries’ customers were instead direct shareholders of the Fund.

Distributions and Taxes

Distributions
The Funds declare and make distributions from their investment company taxable income (which includes, but is not limited to, dividends, interest, net short-term capital gain and net foreign currency gain) on a quarterly basis and declare and distribute any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by the Funds at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing or by telephone to receive distributions in cash as described above in “How to Purchase Shares – Choosing a Distribution Option.”
If you elect to receive distributions of investment company taxable income and/or net capital gain paid in cash and the U.S. Postal Service is unable to deliver the check or the check remains outstanding for six months, the Funds reserve the right to reinvest the check in your account at a Fund’s then-current NAV per share and reinvest all subsequent distributions in Fund shares.
The Funds will notify you following the end of each calendar year of the amounts of investment company taxable income and net capital gain distributions paid (or deemed paid) for the year.

Federal Income Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Funds’ investments or the tax consequences to you of investing in the Funds. Some of the changes could affect the timing, amount and tax treatment of each Fund’s distributions made to shareholders. Please consult your tax adviser before investing.
Each Fund intends to qualify at all times and elect to be taxed as a regulated investment company (“RIC”) under Subchapter M of the
Internal Revenue Code of 1986, as amended. By qualifying and electing to be taxed as a RIC and satisfying certain other requirements, a Fund will not be subject to federal income or excise taxes to the extent a Fund distributes sufficient amounts of its investment company taxable income and net capital gain to its shareholders.
The taxation of distributions from the Funds is the same whether such distributions are paid in cash or in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record and paid in January of the following year are taxable as if received on December 31.
For federal income tax purposes, distributions of investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions) are generally taxable to a Fund’s shareholders as ordinary income. For non-corporate shareholders, to the extent that distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income is currently taxable at long-term capital gain rates, if the shareholder meets certain holding period requirements with respect to its shares. For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the dividends-received deduction to the extent a Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Funds’ distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and

32	Jensen Funds	Prospectus

generally cannot be offset by a shareholder’s capital losses from other investments.
Distributions of the Funds’ net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to a Fund’s shareholders as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.
Shareholders who sell, exchange, or redeem shares generally will have a capital gain or loss from the sale, exchange, or redemption. The amount of the gain or loss and the applicable rate of tax will depend upon the amount paid for the shares, the amount received from the sale, exchange, or redemption (including redemptions in kind), and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange, or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. Any loss arising from the sale, exchange, or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase a Fund’s shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging, or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares to preserve the loss until a future sale, exchange, or redemption.
Federal law requires the Funds to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided the Funds with their correct Social Security number or other taxpayer identification number or certified to the Funds that backup withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the Social Security number or other taxpayer identification number provided is correct and that the prospective shareholder is not subject to backup withholding for previous under-reporting of income to the IRS. The Funds generally do not accept an application to open an account that does not comply with these requirements.
In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares. The final Treasury Regulations do not extend such conduit treatment to qualified publicly traded partnership income, as defined under Section 199A of the Code, earned by a RIC. Therefore, non-corporate shareholders may not include any qualified publicly traded partnership income earned through a Fund in their qualified business income deduction. The IRS and Treasury Department are continuing to evaluate whether it is appropriate to provide such conduit treatment.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange or redeem those shares. The Funds will determine the cost basis of such shares using the loss/gain utilization method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders. Additional tax information may be found in the SAI.
You may also be subject to state or local taxes with respect to distributions from the Funds or sales, exchanges, or redemptions of Fund shares. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Funds.
This tax discussion is only a brief summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders. There may be other foreign, federal, state or local tax considerations applicable to a particular shareholder. Prospective investors

Prospectus	Jensen Funds	33

in the Funds are urged to consult their tax advisers prior to purchasing shares of the Funds.

34	Jensen Funds	Prospectus

Confirmation and Statements

The Transfer Agent will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the Transfer Agent to confirm your order. The Transfer Agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the IRS.
The Funds’ audited annual report and unaudited semi-annual report are available by contacting 1-800-992-4144 or by sending an e-mail request to funds@jenseninvestment.com. Each of these reports includes a statement listing the Fund’s portfolio securities.

Disclosure of Portfolio Holdings Information

The Funds’ complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders on Form N-CSR and in the holdings report on Part F of Form N-PORT. The Funds also disclose their portfolio holdings as of each calendar quarter end on their website at www.jenseninvestment.com. The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information. Portfolio holdings information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the website. A further description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

Shareholder Inquiries

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bank Global Fund Services at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).
In addition, you may review your account information online by visiting https://www.jenseninvestment.com/contact-us/
and clicking on the US Bank Investor Portal or visiting
https://www.secureaccountview.com/BFWeb/clients/jen
sen/index directly.

Prospectus	Jensen Funds	35

Financial Highlights

The following financial highlights tables show the financial performance of the Quality Value Fund’s Class J, Class I and Class Y shares for the fiscal years ended May 31, 2017, 2018, 2019, 2020 and 2021. The following financial highlights tables show the financial performance of the Global Quality Growth Fund's Class J, Class I and Class Y shares for the fiscal period from April 15, 2020 (the commencement of operations) through May 31, 2020 and for the fiscal year ended May 31, 2021. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with the Funds’ financial statements, are included in the Funds’ 2021 Annual Report to Shareholders, which is available free of charge upon request.

Jensen Quality Value Fund - Class J Shares
	Year Ended May 31,
	2021	2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$12.17	$12.24	$12.59	$12.14		$10.74
Income from investment operations:
Net investment income(1)	0.06	0.08	0.10	0.11		0.15
Net realized and unrealized gain on investments	5.43	0.41	0.22	0.86		1.40
Total from investment operations	5.49	0.49	0.32	0.97		1.55
Less distributions:
Dividends from net investment income	(0.06)	(0.08)	(0.10)	(0.08)		(0.15)
Distributions from net realized gain on investments	(0.13)	(0.48)	(0.57)	(0.44)		–
Total distributions	(0.19)	(0.56)	(0.67)	(0.52)		(0.15)
Net asset value, end of period	$17.47	$12.17	$12.24	$12.59		$12.14
Total return	45.37%	3.72%	2.89%	7.98%		14.52%
Supplemental data and ratios:
Net assets, end of period (000’s)	$37,105	$6,569	$2,444	$2,482		$2,598
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.25%	1.57%	1.50%	1.51%		1.68%
After waivers and reimbursements of expenses	1.05%	1.05%	1.05%	1.11%	(2)	1.25%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.18%	0.16%	0.39%	0.50%		0.88%
After waivers and reimbursements of expenses	0.38%	0.68%	0.84%	0.90%	(2)	1.31%
Portfolio turnover rate	18.15%	36.19%	42.51%	44.29%		71.33%
(1)Per share amounts are calculated using the average shares outstanding method.
(2)Effective September 30, 2017, the expense cap for Class J shares was decreased from 1.00% to 0.80% excluding Rule 12b-1 fees of 0.25%

36	Jensen Funds	Prospectus

Jensen Quality Value Fund - Class I Shares
	Year Ended May 31,
	2021	2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of period	$12.13	$12.18	$12.52	$12.08		$10.69
Income from investment operations:
Net investment income(1)	0.09	0.12	0.13	0.14		0.16
Net realized and unrealized gain on investments	5.42	0.39	0.23	0.85		1.40
Total from investment operations	5.51	0.51	0.36	0.99		1.56
Less distributions:
Dividends from net investment income	(0.08)	(0.08)	(0.13)	(0.11)		(0.17)
Distributions from net realized gain on investments	(0.13)	(0.48)	(0.57)	(0.44)		–
Total distributions	(0.21)	(0.56)	(0.70)	(0.55)		(0.17)
Net asset value, end of period	$17.43	$12.13	$12.18	$12.52		$12.08
Total return	45.80%	3.88%	3.25%	8.15%		14.73%
Supplemental data and ratios:
Net assets, end of period (000’s)	$44,113	$2,491	$33,470	$32,555		$30,550
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.00%	1.23%	1.27%	1.28%		1.46%
After waivers and reimbursements of expenses	0.82%	0.82%	0.82%	0.91%	(2)	1.10%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.42%	0.51%	0.62%	0.73%		1.05%
After waivers and reimbursements of expenses	0.60%	0.92%	1.07%	1.10%	(2)	1.41%
Portfolio turnover rate	18.15%	36.19%	42.51%	44.29%		71.33%
(1)Per share amounts are calculated using the average shares outstanding method.
(2)Effective September 30, 2017, the expense cap for Class I shares was decreased from 1.00% to 0.80% excluding shareholder servicing fees of up to 0.10%.

Prospectus	Jensen Funds	37

Jensen Quality Value Fund - Class Y Shares
	Year Ended May 31, 2021	Period ended May 31, 2020(1)
Per Share Data:
Net asset value, beginning of period	$12.11	$13.38
Income from investment operations:
Net investment income(2)	0.10	0.04
Net realized and unrealized gain (loss) on investments	5.40	(1.28)
Total from investment operations	5.50	(1.24)
Less distributions:
Dividends from net investment income	(0.09)	(0.03)
Distributions from net realized gain on investments	(0.13)	–
Total distributions	(0.22)	(0.03)
Net asset value, end of period	$17.39	$12.11
Total return(3)	45.72%	-9.24%
Supplemental data and ratios:
Net assets, end of period (000’s)	$50,693	$35,326
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.05%	1.52%	(4)
After waivers and reimbursements of expenses	0.80%	0.80%	(4)
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.40%	0.23%	(4)
After waivers and reimbursements of expenses	0.65%	0.95%	(4)
Portfolio turnover rate	18.15%	36.19%	(3)
(1)Class Y shares commenced operations on January 15, 2020.
(2)Per share amounts are calculated using the average shares outstanding method.
(3)Not annualized for periods less than one year.
(4)Annualized for periods less than one year.

38	Jensen Funds	Prospectus

Jensen Global Quality Growth Fund - Class J Shares

	Year Ended May 31, 2021	Period ended May 31, 2020(1)
Per Share Data:
Net asset value, beginning of period	$10.81	$10.00
Income from investment operations:
Net investment income(2)	0.06	0.02
Net realized and unrealized gain on investments	3.38	0.79
Total from investment operations	3.44	0.81
Less distributions:
Dividends from net investment income	(0.05)	–
Total distributions	(0.05)	–
Net asset value, end of period	$14.20	$10.81
Total return(3)	31.94%	8.10%
Supplemental data and ratios:
Net assets, end of period (000’s)	$1,700	$454
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	2.68%	33.40%	(4)
After waivers and reimbursements of expenses	1.25%	1.25%	(4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses	(0.92)%	(30.52)%	(4)
After waivers and reimbursements of expenses	0.51%	1.63%	(4)
Portfolio turnover rate	4.05%	0.00%	(3)
(1)The Fund commenced operations on April 15, 2020.
(2)Per share amounts are calculated using the average shares outstanding method.
(3)Not annualized for periods less than one year.
(4)Annualized for periods less than one year.

Prospectus	Jensen Funds	39

Jensen Global Quality Growth Fund - Class I Shares

	Year Ended May 31, 2021	Period ended May 31, 2020(1)
Per Share Data:
Net asset value, beginning of period	$10.81	$10.00
Income from investment operations:
Net investment income(2)	0.11	0.02
Net realized and unrealized gain on investments	3.37	0.79
Total from investment operations	3.48	0.81
Less distributions:
Dividends from net investment income	(0.08)	–
Total distributions	(0.08)	–
Net asset value, end of period	$14.21	$10.81
Total return(3)	32.27%	8.10%
Supplemental data and ratios:
Net assets, end of period (000’s)	$1,842	$227
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	2.11%	33.49%	(4)
After waivers and reimbursements of expenses	1.02%	1.02%	(4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses	(0.28)%	(30.60)%	(4)
After waivers and reimbursements of expenses	0.81%	1.87%	(4)
Portfolio turnover rate	4.05%	0.00%	(3)
(1)The Fund commenced operations on April 15, 2020.
(2)Per share amounts are calculated using the average shares outstanding method.
(3)Not annualized for periods less than one year.
(4)Annualized for periods less than one year.

40	Jensen Funds	Prospectus

Jensen Global Quality Growth Fund - Class Y Shares

	Year Ended May 31, 2021	Period ended May 31, 2020(1)
Per Share Data:
Net asset value, beginning of period	$10.81	$10.00
Income from investment operations:
Net investment income(2)	0.11	0.03
Net realized and unrealized gain on investments	3.37	0.78
Total from investment operations	3.48	0.81
Less distributions:
Dividends from net investment income	(0.08)	–
Total distributions	(0.08)	–
Net asset value, end of period	$14.21	$10.81
Total return(3)	32.29%	8.10%
Supplemental data and ratios:
Net assets, end of period (000’s)	$23,555	$1,206
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	2.15%	32.29%	(4)
After waivers and reimbursements of expenses	1.00%	1.00%	(4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses	(0.32)%	(29.29)%	(4)
After waivers and reimbursements of expenses	0.83%	2.00%	(4)
Portfolio turnover rate	4.05%	0.00%	(3)
(1)The Fund commenced operations on April 15, 2020.
(2)Per share amounts are calculated using the average shares outstanding method.
(3)Not annualized for periods less than one year.
(4)Annualized for periods less than one year.

Prospectus	Jensen Funds	41

Jensen Quality Value Fund
Jensen Global Quality Growth Fund

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
Telephone:    503-726-4384
    800-221-4384
www.jenseninvestment.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202-3590

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212-3958

Transfer Agent, Fund Administrator
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Telephone: 800-992-4144

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202-5207

42	Jensen Funds	Prospectus

Notice of Privacy Policy

The Funds collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and/or

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.

We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Prospectus	Jensen Funds	43

Jensen Quality Value Fund

Jensen Global Quality Growth Fund

Class I Shares	Class J Shares	Class Y Shares

For More Information

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual and semi-annual reports to shareholders provide each Fund's most recent financial statements and portfolio holdings. The annual report contains a letter from each Fund's manager discussing the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal period. The SAI supplements this Prospectus and is incorporated into this Prospectus by reference. The SAI includes a list of each Fund's investment policies and restrictions, as well as more detail about the management of the Funds.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by contacting the Funds toll free at 800-992-4144 or on the Funds' website at www.jenseninvestment.com. You may also call this toll-free number to request additional information about the Funds or to make shareholder inquiries. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: public info@sec.gov.

SEC FILE NUMBER: 811-10401

jenseninvestment.com

JENSEN™ INVESTMENT MANAGEMENT

STATEMENT OF ADDITIONAL INFORMATION

09/30/2021

Jensen Quality Value Fund

Jensen Global Quality Growth Fund

	Class I Shares	Class J Shares	Class Y Shares		Class I Shares	Class J Shares	Class Y Shares
	JNVIX	**JNVSX**	**JNVYX**		**JGQIX**	**JGQSX**	**JGQYX**

JENSEN™ INVESTMENT MANAGEMENT

This Statement of Additional Information ("SAI") provides general information about the Jensen Quality Value Fund (the "Quality Value Fund"), and the Jensen Global Quality Growth Fund (the "Global Quality Growth Fund"), each a series of Trust for Professional Managers (the "Trust"). This SAI is not a prospectus. Each Fund offers its shares through a Prospectus dated September 30, 2021 for its Class J, Class I and Class Y shares (the "Prospectus") and this SAI should be read in conjunction with the Prospectus. In other words, it is legally a part of the Prospectus. The Fund's audited financial statements for the fiscal year ended May 31, 2021 are incorporated herein by reference from the Fund's 2021 Annual Report to Shareholders. The Prospectus and the Fund's 2021 Annual Report are each available upon request without charge by writing the Fund c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53202, by calling 800-992-4144, or by visiting the Fund's website at www.jenseninvestment.com.

615 East Michigan Street
Milwaukee, Wisconsin
53202

800-992-4144
jenseninvestment.com

i

THE TRUST

The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Each Fund is one series, or mutual fund, formed by the Trust. The Jensen Quality Value Fund (the “Quality Value Fund”) is a diversified series and has its own investment objective and policies. The Jensen Global Quality Growth Fund (the “Global Quality Growth Fund”) is a non-diversified series and has its own investment objective and policies. Other series of the Trust are offered in separate prospectuses and SAIs. The Trust may register additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001. Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series or class of shares. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class. The Trust does not normally hold annual meetings of shareholders. The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected. Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series or class are borne by that series or class. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

In accordance with a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Funds each offer three classes of shares for investors—Class J, Class I and Class Y shares. Class J shares are available to retail investors and assessed a combined distribution and shareholder servicing fee of 0.25% per year of a Fund’s average daily net assets for Class J shares. Class I and Class Y shares are available to institutions and individuals willing to make a significant initial investment in the Funds. Class Y shares are also available to clients and employees of the Adviser. Class I shares are assessed a shareholder servicing fee not to exceed 0.10% per year of a Fund’s average daily net assets for Class I shares, and are not subject to any distribution fees. Currently, the shareholder servicing plan fee being charged is 0.02% of a Fund’s average daily net assets for Class I shares; however, the fee may be increased to 0.10% of the Funds’ average daily net assets attributable to the Class I shares at any time. More information regarding the Rule 12b-1 Plan applicable to Class J shares and the Shareholder Servicing Plan applicable to Class I shares can be found under the section entitled “Distribution and Servicing of Fund Shares.”

Jensen Investment Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds. See the sections entitled “Management of the Funds” and “Investment Advisory and Other Services” in this SAI for more information about the Adviser.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS

Investment Objective

Each Fund’s investment objective is long-term capital appreciation. Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to Fund shareholders.

The Prospectus discusses the types of securities in which the Funds will invest, and describes the Funds’ investment objective and strategies. See the section entitled “Investment Objective, Principal Investment Strategies and Principal Risks” in the Prospectus. This SAI contains information supplemental to the Prospectus concerning the techniques and operations of the Funds, the securities the Funds will invest in, and the policies the Funds will follow.

Commercial Paper

Moody’s Investors Services (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) are private services that provide ratings of the credit quality of commercial paper. The Funds may purchase commercial paper that is rated P-1 by Moody’s or A-1 by S&P and demand notes issued by companies whose commercial paper receives such ratings.

American Depositary Receipts

The Funds may invest in certain foreign securities, directly and by purchasing American Depositary Receipts (“ADRs”). In addition, the Funds invest in domestic companies that engage in substantial foreign business. Some of the risk factors associated with such investments are described in the sub-section of the Prospectus entitled “Principal Risks—International Risk and Foreign Securities Risk” and ADRs Risk.” This information supplements the information about ADRs contained in the Prospectus.

Generally, ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter in the U.S. ADRs are receipts issued by domestic banks or trust companies evidencing the deposit of a security of a foreign issuer.

ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. The Funds will acquire only ADRs issued in sponsored programs.

Illiquid Investments

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, a Fund may invest up to 15% of its net assets in “illiquid investments” that are assets. For these purposes, “illiquid investments” are investments that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Each portfolio investment must be classified at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, the Funds determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Funds would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Funds take this determination into account when classifying the liquidity of that investment. The Funds may be assisted in classification determinations by one or more third-party service providers. Assets classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.

Temporary and Cash Investments

Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies as noted above. The Funds, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective during that period.

For longer periods of time, the Funds may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Fundamental Investment Restrictions

The Funds have adopted the fundamental investment restrictions below. These restrictions may not be changed without the approval of the shareholders. Any change must be approved by the lesser of:

(1)67% or more of a Fund’s shares present at a shareholder meeting if the holders of more than 50% of a Fund’s outstanding shares are present in person or by proxy; or

(2)More than 50% of a Fund’s outstanding shares.

In accordance with these restrictions, the Quality Value Fund may not:

1.With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception these restrictions do not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

2.Concentrate its investments in any one industry if, as a result, 25% or more of the Fund’s assets will be invested in such industry. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

3.Borrow money, except as permitted under the 1940 Act.

4.Purchase securities on margin, except such short-term credits as are standard in the industry for the clearance of transactions.

5.Make short sales of securities or maintain a short position.

6.Lend portfolio securities.

7.Make loans to any person or entity, except that the Fund may, consistent with its investment objectives and policies, invest in: (a) publicly traded debt securities; (b) commercial paper; and (c) demand notes, even though the investment in such obligations may be deemed to be the making of loans.

8.Invest in, or engage in transactions involving: real estate or real estate mortgage loans; commodities or commodities contracts, including futures contracts; oil, gas or other mineral exploration or development programs, or option contracts.

9.Invest in any security that would expose the Fund to unlimited liability.

10.Underwrite the securities of other issuers, or invest in restricted or illiquid securities.

11.Issue any senior securities.

With respect to Fundamental Investment Restriction No. 3, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets (including the amount borrowed) from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.

In accordance with these restrictions, the Global Quality Growth Fund may not:

1.With respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception these restrictions do not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies, instrumentalities, or other investment companies).
2.Concentrate its investments in any one industry if, as a result, 25% or more of the Fund’s assets will be invested in such industry. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.
3.Borrow money, except as permitted under the 1940 Act.
4.Purchase securities on margin, except such short-term credits as are standard in the industry for the clearance of transactions.
5.Make short sales of securities or maintain a short position.
6.Lend portfolio securities.
7.Make loans to any person or entity, except that the Fund may, consistent with its investment objectives and policies, invest in: (a) publicly traded debt securities; (b) commercial paper; and

(c) demand notes, even though the investment in such obligations may be deemed to be the making of loans.
8.Invest in, or engage in transactions involving: real estate or real estate mortgage loans; commodities or commodities contracts, including futures contracts; oil, gas or other mineral exploration or development programs, or option contracts.
9.Invest in any security that would expose the Fund to unlimited liability.
10.Underwrite the securities of other issuers, or invest in restricted or illiquid securities.
11.Issue any senior securities.
With respect to Fundamental Investment Restriction No. 3, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets (including the amount borrowed) from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.
With respect to Fundamental Investment Restriction No. 10, the Fund will not invest in securities that are, at the time of purchase, restricted or illiquid.

Portfolio Turnover

A Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, a Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria (as further described in the Prospectus). The Funds do not expect their annual portfolio turnover rate to exceed 50%. The turnover rate could, however, be significantly higher or lower depending on the performance of the portfolio companies, the number of shares of a Fund that are redeemed, or other external factors outside the control of the Fund and the Adviser.

High portfolio turnover rates (100% or more) are generally likely to lead to increased Fund expenses, including brokerage commissions and other transaction costs. A high portfolio turnover rate may also generate capital gains, including short-term capital gains taxable to shareholders as ordinary income. As a result, a high portfolio turnover rate could lower a shareholder’s after-tax investment return.

In computing the portfolio turnover rate, all securities whose maturity or expiration dates at the time of acquisition was one year or less are excluded. The turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year.

For the fiscal years indicated below, the portfolio turnover rate for the Funds were as follows:

	Portfolio Turnover Rate For the Fiscal Years Ended May 31,
	2021	2020
Quality Value Fund	18.15%	36.19%
Global Quality Growth	4.05%	0%(1)
1.For the period from the close of business on April 15, 2020 (commencement of operations) through May 31, 2020.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds. Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies. The Board of Trustees considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds. After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.

Information about the Funds’ portfolio holdings will not be distributed to any third party except as described below:

•the disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Funds;
•the disclosure is made to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Funds’ independent registered public accountants, regulatory authorities, counsel to the Funds or the Board of Trustees, proxy voting service providers, financial printers involved in the Funds’ reporting process or the Funds’ administrator, transfer agent or custodian;
•the disclosure is made by the Adviser’s trading desks to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities and, in addition, the Adviser may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with natural order flow;
•the disclosure is made to institutional consultants evaluating the Funds on behalf of potential investors;
•the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Funds’ website at least one day prior to the disclosure); or
•the disclosure is made pursuant to prior written approval of the Trust’s CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Funds’ shareholders.

For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Funds. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics. It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Funds’ portfolio holdings.

The Trust’s CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. In connection with the oversight responsibilities of the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Funds to third parties must be provided to the full Board of Trustees or its authorized committee.

Currently, between the 5th and 10th business day of the month following a calendar quarter end, the Funds provide their quarter end portfolio holdings to rating and ranking organizations, including Factset, Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings. In addition, the Funds disclose their portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com. The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information. The Funds may choose to update their portfolio holdings information mid-quarter, upon approval from the Adviser’s Chief Compliance Officer. Any mid-quarter disclosures must also be posted to the Funds’ website. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the holdings report on Part F of Form N-PORT. These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Any suspected breach of this policy must be reported immediately to the Trust’s CCO, or to the chief compliance officer of the Adviser who is to report it to the Trust’s CCO. The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT OF THE FUNDS

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees. The Board of Trustees consists of three individuals. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Trustees and Officers
The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	26	Professor Emeritus, Department of Accounting (June 2019–present), Professor, Department of Accounting (2004–2019), Chair, Department of Accounting (2004–2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company) (2001 - 2021).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	26	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company) (2001 - 2021).
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	26	President (2017-present), Chief Operating Officer (2016-2020), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A	Chief Compliance Officer, ETF Series Solutions (September 2021 - present); Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Heartland Advisors, Inc.	N/A
Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A
Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Laura A. Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
*Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser and the Funds’ distributor, administrator, custodian, and transfer agent, each of which are discussed in greater detail in this SAI. The Board approves all significant agreements with the distributor, administrator, custodian, and transfer agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who reports directly to the Board, who administers the Trust’s compliance program and who regularly reports to the Board as to compliance matters, including by undertaking an annual compliance review. Some of these reports are provided as part of formal, in-person board meetings, which are generally held five times per year, and at such other times as the Board determines are necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and this oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board is composed of two Independent Trustees – Dr. Michael D. Akers and Gary A. Drska – and one Trustee who is an “interested person” of the Trust (the “Interested Trustee”) – Joseph C. Neuberger. Accordingly, two-thirds of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser, its affiliates or any other investment adviser or service provider to the Trust or any underlying fund. The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating Committee are composed entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is deemed to be an “interested person” of the Trust, as defined by the 1940 Act, due to his position and material business relationship with the Trust. Mr. Neuberger also serves as President of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator. The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including the unaffiliated nature of each investment adviser and the funds managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee. In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows these Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept composed of many elements (such as investment risk, issuer and counterparty risk, compliance risk, operational risks and business continuity risks), the oversight of different types of risks is handled in different ways. For example, the Chief Compliance Officer regularly reports to the Board during Board meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks, as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to his continued service as a Trustee of the Trust in light of the Trust’s business and structure.

The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA. Dr. Akers has served as an Independent Trustee of the Trust since 2001. Dr. Akers previously served as an independent trustee of USA MUTUALS, an open-end investment company, from 2001 until June 2021. Dr. Akers has been a Professor Emeritus, Department of Accounting at Marquette University since June 2019, was Professor, Department of Accounting at Marquette University from 2004 to May 2019, was Chair of the Department of Accounting at Marquette University from 2004 to 2017, and was Associate Professor, Department of Accounting at Marquette University from 1996 to 2004. Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant. Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska. Mr. Drska has served as an Independent Trustee of the Trust since 2001. Mr. Drska previously served as an independent trustee of USA MUTUALS, an open-end investment company, from 2001 until June 2021. Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986. Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger. Mr. Neuberger has served as an Interested Trustee of the Trust since 2001. Mr. Neuberger previously served as a trustee of USA Mutuals, an open-end investment company, from 2001 to 2018, and as a trustee of Buffalo Funds, an open-end investment company, from 2003 to 2017 and as Chief Operating Officer of Fund Services from 2016 to 2020. Mr. Neuberger has served as President of Fund Services, a multi-line service provider to mutual funds, since 2017, and as Chief Operating Officer of Fund
Services from 2016 to 2020. Mr. Neuberger previously served as Executive Vice President of Fund Services from 1994 to 2017. Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of December 31, 2020, no Trustee or officer of the Trust beneficially owned shares of the Funds or any other series of the Trust.

Furthermore, as of December 31, 2020, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate families, owned securities beneficially, or of record, in the Adviser, the Distributor (defined below) or any of their affiliates. Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.

Board Committees

Audit Committee. The Trust has an Audit Committee, which is composed of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska. The Audit Committee reviews financial statements and other audit-related matters for the Funds. The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence. Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust. The Audit Committee met twice with respect to the Funds during its last fiscal year.

Nominating Committee. The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Nominating Committee charter. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees. The Nominating Committee met once during the Funds’ past fiscal year.

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima, Ms. Kelly Burns and Ms. Melissa Aguinaga, who each serve as an officer of the Trust. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available. The Valuation Committee did not meet with respect to the Funds during its past fiscal year.

Trustee Compensation
The Independent Trustees receive a retainer fee of $58,000 per year, $4,500 for each regular Board meeting attended and $1,000 for each special Board meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Members of the Audit Committee receive $2,000 for each meeting of the Audit Committee attended. The chairman of the Audit Committee receives an annual retainer of $2,500. Interested Trustees do not receive any compensation for their service as Trustee. For the fiscal year ended May 31, 2021, the Trustees received the following compensation from the Funds:

	Aggregate Compensation(1) From the		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(2) Paid to Trustees
Name of Person/Position	Quality Value Fund	Global Quality Growth Fund
Dr. Michael D. Akers, Independent Trustee(3)(4)	$4,163	$3,952	None	None	$85,250
Gary A. Drska, Independent Trustee(3)	$4,044	$3,833	None	None	$82,750
Jonas B. Siegel, Independent Trustee(5)	$3,853	$3,643	None	None	$77,000
Joseph C. Neuberger, Interested Trustee	None	None	None	None	None

(1)Trustees’ fees and expenses are allocated among the Funds and any other series comprising the Trust.
(2)There are currently twenty other series comprising the Trust.
(3)Audit Committee member.
(4)Audit Committee chairman.
(5)Mr. Siegel retired as a Trustee of the Trust effective May 25, 2021.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund. As of August 31, 2021, no person was a control person of the Funds, and all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of the outstanding shares of each class of the Funds. As of August 31, 2021, the following shareholders were considered to be a principal shareholder of the Funds:

Jensen Quality Value Fund - Class J Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Reinvestment Account Special Custody Account FBO Its Customers 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	39.82%	Record
National Financial Services, LLC For the Exclusive Benefit of Customers Attn: Mutual Funds Dept. 499 West Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	32.52%	Record
TD Ameritrade, Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	9.71%	Record
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue MSC MO3970 St. Louis, MO 63103-2287	N/A	N/A	5.39%	Record

Jensen Quality Value Fund - Class I Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Customers Attn: Mutual Funds Dept. 499 West Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	38.86%	Record
Charles Schwab & Co., Inc. Reinvestment Account Special Custody Account FBO Its Customers 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	18.75%	Record
TD Ameritrade, Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	16.19%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	N/A	N/A	7.71%	Record

Jensen Quality Value Fund - Class Y Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Pershing Group LLC	DE	95.21%	Record

Jensen Global Quality Growth Fund - Class J Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue MSC MO3970 St. Louis, MO 63103-2287	Wells Fargo Advisors, LLC	DE	65.65%	Record
Charles Schwab & Co., Inc. Reinvestment Account Special Custody Account FBO Its Customers 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	19.84%	Record
Eric H. Schoenstein & Kelly K.Douglas JTWROS c/o Jensen Investments Management, Inc. 5500 Meadows Road, Suite 200 Lake Oswego, OR 97035-3623	N/A	N/A	13.35%	Beneficial

Jensen Global Quality Growth Fund - Class I Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Reinvestment Account Special Custody Account FBO Its Customers 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	84.48%	Record
Eric H. Schoenstein & Kelly K.Douglas JTWROS c/o Jensen Investments Management, Inc. 5500 Meadows Road, Suite 200 Lake Oswego, OR 97035-3623	N/A	N/A	15.52%	Beneficial

Jensen Global Quality Growth Fund - Class Y Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	Pershing Group LLC	DE	93.07%	Record

Investment Adviser
Jensen Investment Management, Inc., the investment adviser to each Fund, is currently operating under an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser is responsible for the overall management of each Fund. The Adviser reviews the portfolio of securities and investments in the Funds, and advises and assists the Funds in the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of the Funds. The Adviser is also responsible for placing orders for the purchase and sale of each Fund’s investments directly with the issuers or with brokers or dealers selected by the Adviser. See the section entitled “Brokerage Allocation and Other Portfolio Transactions” in this SAI. Additional information about the services provided by the Adviser to the Funds is described under the section entitled “Management of the Funds” in the Funds’ Prospectus.

The table below sets forth the management fees accrued by the Funds under the Advisory Agreement, the amount of the management fees and Fund operating expenses waived or reimbursed by the Adviser and the total management fees paid by each Fund to the Adviser under the Advisory Agreement:

The Quality Value Fund paid the following fees to the Adviser for the fiscal years shown:

Fiscal Year Ended	Management Fee	Management Fees Waived/Fund Expenses Reimbursed	Management Fee After Waiver/Expense Reimbursement
May 31, 2021	$519,674	($179,053)	$340,621
May 31, 2020	$262,885	($199,269)	$63,616
May 31, 2019	$231,611	($162,498)	$69,113

The Global Quality Growth Fund paid the following fees to the Adviser for the fiscal periods shown:

Fiscal Year Ended	Management Fee	Management Fees Waived/Fund Expenses Reimbursed	Management Fee After Waiver/Expense Reimbursement
May 31, 2021	$123,661	($192,244)	($68,583)
May 31, 2020(1)	$1,418	($58,882)	($57,464)
(1)     For the period from the close of business on April 15, 2020 (commencement of operations) through May 31, 2020.

Management of the Investment Adviser
Robert D. McIver, Eric H. Schoenstein, Allen T. Bond and Gabriel L. Goddard are officers and directors of the Adviser. Each of Mr. Schoenstein and Mr. McIver, each a Managing Director of the Adviser and portfolio managers for one or both Funds, beneficially owns 25% or more of the outstanding stock of the Adviser. Accordingly, Mr. Schoenstein and Mr. McIver are each presumed to be a control person of the Adviser.

As compensation for its services under the Advisory Agreement, the Adviser receives a monthly fee at the annual rate of 0.65% of the average daily net assets of the Quality Value Fund. As compensation for its services under the Advisory Agreement, the Adviser receives a monthly fee at the annual rate of 0.75% of the average daily net assets of the Global Quality Growth Fund. However, the Adviser may
voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Fund Expenses. The Funds are responsible for their own operating expenses. The Adviser has agreed to waive management fees payable to it by a Fund and/or to reimburse Fund operating expenses to the extent necessary to limit a Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Funds), tax expenses, dividends and interest expenses on short positions, brokerage commissions, merger or reorganization expenses and extraordinary expenses such as litigation) to the limit set forth in the “Fees and Expenses” table of the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses from a Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.

The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisory Agreement shall continue in effect from year-to-year, so long as such continuance is approved annually by either (1) the Board of Trustees; or (2) a vote of the majority of the outstanding voting shares of a Fund.

The Advisory Agreement is terminable without penalty: on not less than 60 days’ written notice by the Board of Trustees; by vote of the majority of the outstanding voting shares of a Fund; or upon not less than 60 days’ written notice to a Fund by the Adviser. The Advisory Agreement terminates automatically upon assignment as defined under the 1940 Act.

As used in this SAI and in the Prospectus, when referring to approval of the Advisory Agreement to be obtained from shareholders of a Fund, the term “majority” means the vote, at any meeting of the shareholders, of the lesser of:

(1)67% or more of the Fund’s shares present at such meeting, if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or

(2)More than 50% of the Fund’s outstanding shares.

The Adviser also serves as the investment adviser to The Jensen Quality Growth Fund Inc., an open-end mutual fund.

Portfolio Managers
The Quality Value Fund is managed by an investment team consisting of Eric H. Schoenstein, Kurt M. Havnaer, Adam D. Calamar and Tyra S. Pratt. The Global Quality Growth Fund is managed by an investment team consisting of Eric H. Schoenstein, Robert D. McIver, Allen T. Bond and Kevin J. Walkush. The following provides information regarding other accounts managed by the Funds’ portfolio managers as of June 30, 2021.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Eric H. Schoenstein
Other Registered Investment Companies	1	$10,516	0	$0
Other Pooled Investment Vehicles	3	$997	0	$0
Other Accounts	114	$1,132	0	$0

Kurt M. Havnaer
Other Registered Investment Companies	1	$10,516	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam D. Calamar
Other Registered Investment Companies	1	$10,516	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Robert D. McIver
Other Registered Investment Companies	1	$10,516	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	37	$64	0	$0

Allen T. Bond
Other Registered Investment Companies	1	$10,516	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Kevin J. Walkush
Other Registered Investment Companies	1	$10,516	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Tyra S. Pratt
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest
As members of other investment teams, the Funds’ portfolio managers manage other accounts that generally have certain of the same principal investment strategies as the Funds. Because the Adviser employs a similar investment approach in managing the Funds and the other accounts, conflicts of interest may arise. As a result, the Adviser has adopted trade allocation procedures that, among other things, ensure that the trades are allocated fairly and equitably to the other accounts and the Funds consistent with the Adviser’s fiduciary duty to each client.

In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account. Because the majority of the equity securities purchased by the Adviser for its clients have significant liquidity and above average daily trading volume, market impact is often not a significant concern. However, when the same investment decision is made for more than one client account, which may include the Funds, all client orders given to each broker are generally combined for execution as a “block” trade. Execution prices for block trades are averaged and each participating account receives that average price. Partially filled orders are allocated pro rata each day in proportion to each account’s order size.

Conflicts of interest may also arise when portfolio managers trade securities for their own accounts that the Adviser recommends to the Funds and other accounts. These trades are subject to the Adviser’s Code of Ethics and Standards of Conduct (the “Code of Ethics”), which is designed to identify and limit conflicts of interest and help portfolio managers and other covered persons comply with applicable laws in the conduct of the Adviser’s business. The Code of Ethics requires all Adviser employees, including portfolio managers to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, that they not take inappropriate advantage of their position with the Adviser and that they conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients. The Code of Ethics includes restrictions and prohibitions on personal trading and various reporting obligations regarding the portfolio managers’ personal securities transactions and holdings.

The Adviser has not identified any other material conflicts between the Funds and other accounts managed by the portfolio managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. Portfolio managers may give advice, exercise investment responsibility or take other actions that differ among clients. While portfolio managers treat all clients on a fair and equitable basis relative to each other, each account has differing tax considerations, account sizes, policies and investment restrictions. Clients may not participate in all investments or they may participate in different degrees or at different times as other clients. As a result, unequal time and attention may be devoted to the Funds and other accounts. In addition, the various management fees charged to the other accounts differ and, depending upon the size of the account, may be higher than the management fee charged to the Funds. This could create an apparent conflict of interest where a portfolio manager may appear to have favored an account with a higher management fee solely because the account has outperformed the Funds. However, this apparent conflict is mitigated by the fact that portfolio managers do not directly receive any separate compensation based on management fees generated or performance-based fees.

Portfolio Manager Compensation
Each investment team’s compensation is paid by the Funds’ Adviser. Each investment team compensation consists primarily of a fixed salary and a bonus. Each investment team member’s salary is reviewed annually and is based upon consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition and the individual member’s job performance. Discretionary bonuses are paid to all employees of the Adviser. After considering its profitability each year, the Adviser determines a percentage for its use in calculating bonuses which is uniformly applied to each employee’s annual salary. In addition, the investment team, along with all eligible employees of the Adviser, participates in the Adviser’s discretionary annual profit sharing plan. At each year end, contributions to the plan are calculated as a percentage of each eligible employee’s annual salary plus bonus. This percentage is decided upon after considering the Adviser’s profitability each year and is also applied uniformly to each such employee. None of the investment team member’s compensation is related to the performance of the Funds or the amount of the Funds’ assets.

Each member of the investment teams is a shareholder of the Adviser. As a result, each investment team member also receives his proportionate share of any net profits earned by the Adviser.

Ownership of Securities in the Funds by the Portfolio Managers
As of May 31, 2021, the Portfolio Managers beneficially owned securities in the Funds as follows:

Dollar Range of Equity Securities in the
Name of Portfolio Manager	Quality Value Fund(1)	Global Quality Growth Fund(1)
Eric H. Schoenstein	Over $1,000,000	Over $1,000,000
Adam D. Calamar	$100,001-$500,000	$100,001 - $500,000
Kurt M. Havnaer	$10,001-$50,000	$0
Robert McIver	$500,001 - $1,000,000	$500,001 - $1,000,000
Allen T. Bond	$100,001 - $500,000	$100,001 - $500,000
Kevin J. Walkush	$100,001 - $500,000	$100,001 - $500,000
Tyra S. Pratt	$10,001 - $50,000	$1 - $10,000
(1)The dollar range shown above includes Fund shares beneficially owned by the investment team member’s account in the Adviser’s Profit Sharing Plan.

Service Providers
Pursuant to a fund administration servicing agreement (the “Administration Agreement”) between the Trust and Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Fund Services acts as the Funds’ administrator. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Funds; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Funds a combined fee for fund administration and fund accounting services based on the Funds’ current average daily net assets. Fund Services is also entitled to certain out-of-pocket expenses. In addition to its role as Administrator, Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

For the fiscal years indicated below, the Funds paid the following in fund administration and fund accounting fees to Fund Services:

	Administration and Accounting Fees Paid During Fiscal Periods Ended May 31,
	2021	2020	2019
Quality Value Fund	$37,116	$64,115	$78,506
Global Quality Growth Fund	$20,490	$6,864(1)	N/A
(1)     For the period from the close of business on April 15, 2020 (commencement of operations) through May 31, 2020.

Custodian
U.S. Bank National Association, an affiliate of Fund Services (the “Custodian”), serves as the custodian of the Funds’ assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Funds and the Independent Trustees.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm to the Funds.

DISTRIBUTION AND SERVICING OF FUND SHARES

Distributor
The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares. The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of a Fund or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act). The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

During the last three fiscal years, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds. The Distributor retained a portion of the 12b-1 fees, as described below.

Distribution and Shareholder Servicing Plan – Class J Shares
As noted in the Funds’ Prospectus, the Funds have adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “12b-1 Plan”) for each Fund’s Class J shares. Under the 12b-1 Plan, Class J shares pay the Distributor or other qualified recipients an amount from Fund assets at a maximum annual rate of 0.25% of a Funds’ average daily net assets attributable to Class J shares.

If the Distributor or other qualified recipient is due more monies for its services rendered than are payable annually under the 12b-1 Plan, any unpaid amount is carried forward from period to period (not to exceed three years) while the 12b-1 Plan is in effect until such time as it is paid. There were no unreimbursed expenses incurred under the 12b-1 plan during the Funds’ last fiscal year ended May 31, 2021.

The 12b-1 Plan is a “compensation” plan (i.e. the distribution fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Class J shares of a Fund) that provides for payment by the class to the Distributor and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals, collectively, “financial intermediaries”) for the services they provide that are principally related to the sale and promotion of Class J shares or to provide certain shareholder services, including services provided by broker-dealers that maintain individual shareholder account records for, and provide shareholder servicing to, their customers who invest in a Fund through a single “omnibus” account.

Activities covered by the 12b-1 Plan include:

•Advertising and marketing of Class J shares;
•Preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators;
•Implementing and operating the 12b-1 Plan; and
•Providing shareholder services and maintenance of shareholder accounts by qualified recipients.

The 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose. The 12b-1 Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board of Trustees has determined that the 12b-1 Plan is likely to benefit Class J shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Class J shareholders. The Board of Trustees also determined that the 12b-1 Plan enhances the Funds’ ability to sell Class J shares and access important distribution channels.

The 12b-1 Plan and any related agreements may not be amended to increase the amount spent for distribution expenses without the approval of those shareholders holding a majority of a Fund’s outstanding shares. All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the 12b-1 Plan. The Distributor is also required to provide the Board of Trustees with other information as requested so as to enable the Board of Trustees to make an informed decision on whether to continue the 12b-1 Plan from year to year.

With the exception of the Adviser and the Distributor, no “interested person” of the Funds, as defined in the 1940 Act, and no Independent

Trustee of the Funds has or had a direct or indirect financial interest in the 12b-1 Plan or any related agreement.

Payments made by the Funds to financial intermediaries (including those that sponsor mutual fund supermarket programs) are based primarily on the dollar amount of assets invested in Class J shares through the financial intermediaries. Financial intermediaries may pay a portion of the payments received from the Funds to their investment professionals and to other financial intermediaries for which they provide clearing services. In addition, Class J shares may, from time to time, make payments under the 12b-1 Plan to defray expenses incurred by financial intermediaries for the marketing support they provide for the Funds, such as conducting training and educational meetings regarding various aspects of the Funds for their investment professionals, hosting client seminars where the Funds are discussed, and providing exhibition space to Adviser sales and marketing personnel at industry trade shows and conferences sponsored by the financial intermediaries. Any payments made by the Funds to the Adviser are to reimburse the Adviser for the costs it incurs in providing distribution and shareholder servicing and related activities to the Funds, including compensation and travel expense for sales and marketing personnel of the Adviser, preparation of marketing materials and payments made to media relations and marketing consulting firms.

To the extent payments made under the 12b-1 Plan to financial intermediaries exceed the 12b-1 fees available from Class J shares and any sub-transfer agency fees paid by Class J shares, the excess is paid by the Adviser from its own resources. These payments may be substantial to the Adviser and include a portion of its profits from the advisory fee it receives from the Funds. For the fiscal year ended May 31, 2021, the Adviser’s payments to financial intermediaries in excess of the 12b-1 and sub-transfer agency fees paid by the Funds were made primarily to the following broker-dealers that sponsor mutual fund supermarket programs (see discussion below) and other financial intermediaries that provide retirement plan services, and whose customers have invested in the Funds: Charles Schwab & Co., Fidelity Brokerage Services, Inc., Pershing LLC, TD Ameritrade, Vanguard Brokerage Services, and Wells Fargo. Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

For the fiscal year ended May 31, 2021, the Funds paid the following 12b-1 Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Funds During the Fiscal Year Ended May 31, 2021
	Quality Value Fund	Global Quality Growth Fund
Advertising/Marketing	$0	$0
Printing/Mailing	$21	$92
Compensation to Underwriter	$99	$12
Compensation to Broker-Dealer	$46,267	$3,440
Compensation to sales personnel	$0	$0
Interest, carrying, or other financing charges	$0	$0
Other	$0	$0
Total Dollars Allocated	$46,387	$3,544

Shareholder Servicing Plan – Class I Shares
The Trust, on behalf of the Funds’ Class I shares, has adopted a Shareholder Servicing Plan to pay for shareholder support services from a Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of Class I shares’ average daily net assets. Class I shares are responsible for paying shareholder servicing fees to various shareholder servicing agents, including retirement plan administrators and other service providers, who have written shareholder servicing agreements with the Funds, and perform shareholder servicing functions and maintenance of shareholder accounts, including participant recordkeeping and administrative services for participants in retirement plans, on behalf of the Class I shareholders.

	Shareholder Servicing Fees-Class I Shares Paid During Fiscal Periods Ended May 31,
	2021	2020	2019
Quality Value Fund	$3,880	$5,347	$6,744
Global Quality Growth Fund	$224	$5(1)	N/A
(1) During the fiscal period from the close of business on April 15, 2020 (commencement of operations) through May 31, 2020.

Fund Supermarkets
Each Fund’s Class J shares participate in various “fund supermarket” programs in which a mutual fund supermarket sponsor (generally a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. The Funds pay the fund supermarket sponsor a negotiated fee for distributing Class J shares and for maintaining shareholder account records and providing shareholder services to the sponsor’s customers holding shares of the Fund. If the fund supermarket sponsor’s fees exceed the 12b-1 fees available from Class J shares and any sub-transfer agency fees paid by these shares, the Adviser pays the excess from its past profits and other resources, including from its relationship with the Funds.

Sub-Transfer Agency Fees
Each Fund’s Class J shares make payments to certain financial intermediaries who have chosen to maintain an “omnibus account” with the Funds, which is a single account in a Fund that contains the combined investment in Class J shares for all of a financial intermediary’s customers. In turn, these financial intermediaries provide shareholder record-keeping and servicing to their individual customers who are beneficial owners of the Funds through these omnibus accounts. These payments, commonly known as sub-transfer agency fees, made by the Funds to such financial intermediaries for the shareholder recordkeeping and servicing they provide to their individual customers who are indirect Fund shareholders approximate the fees that would be paid by the Funds to Fund Services for maintaining and servicing these accounts if the financial intermediaries’ customers were instead direct shareholders of the Funds. The sub-transfer agency fees paid to these financial intermediaries is reviewed and approved annually by the Board of Trustees and is determined based on the fees and expenses paid by the Funds to Fund Services during the previous year for the services Fund Services provided to the Funds’ direct shareholders.

Code of Ethics
The Trust and the Adviser have each adopted the Code of Ethics, a written code of ethics under Rule 17j-1 of the 1940 Act. Subject to the provisions of the Code of Ethics, directors, officers and employees of the Adviser (“Covered Persons”) are permitted to purchase and sell for their own accounts the same securities the Adviser recommends to the Funds. The Code of Ethics is designed to identify and limit conflicts of interest and help Covered Persons comply with applicable laws in the conduct of the Adviser’s business. The Code of Ethics requires all Covered Persons to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, not take inappropriate advantage of their position with the Adviser and conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients. For Covered Persons deemed to have access to nonpublic trading and holdings information for the Adviser’s clients, the Code of Ethics sets forth procedures, limitations and prohibitions that govern their personal securities transactions in accounts held in their name as well as accounts in which they have indirect ownership.

Covered Persons are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests to trade will not be approved when the proposed personal transaction would be contrary to the provisions of the Code of Ethics, including instances where the Adviser has purchased or sold the security (or has a pending trade order for the security) for a client account that day or within the previous seven days (the “Blackout Period”). The pre-clearance requirement and Blackout Period do not apply to de minimis personal securities transactions effected by Covered Persons in securities of relatively large capitalization companies, as defined in the Code of Ethics. The Code of Ethics includes other restrictions and prohibitions on personal trading, such as a ban on short-term trading (i.e., generally securities cannot be purchased and sold within 60 days at a profit and for Fund shares this prohibition is extended to 90 days) and short sales of any security held in a client account, and restrictions on the purchase of securities in an IPO or private placement. The prohibitions of the Code of Ethics do not apply to certain exempt securities, such as mutual funds (excluding the Funds) and certain short-term debt securities.

In addition to the limitations and prohibitions described above, the Code of Ethics subjects Covered Persons to various reporting obligations regarding their personal securities transactions and holdings. The Code of Ethics is administered by the Adviser, which reviews all reportable transactions for compliance. Violations of the Code of Ethics are reviewed by Adviser management and may subject such Covered Persons to sanctions as deemed appropriate under the circumstances.

The Code of Ethics also contains policies on insider trading that include procedures designed to prevent trading or communications by Covered Persons that might constitute the misuse of material, nonpublic information.

The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) from the requirements to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer or director of the Trust or the Adviser.

The Code of Ethics for the Funds and the Adviser is available by accessing the SEC’s website at www.sec.gov.

Proxy Voting Guidelines
The Adviser views the proxy voting process as an integral part of the relationship with the Funds. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Funds delegate their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Funds’ proxy voting policies are summarized below.

Policies of the Adviser

It is the Adviser’s policy to vote all proxies received by the Funds on a timely basis. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that give quality management teams enough flexibility to run the business in order to maximize value for owners. Conversely, the Adviser generally opposes proposals that it believes may restrict the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Funds’ shareholders. Therefore, in the event a potential material conflict of interest arises between the Adviser and the Funds, the Adviser will take one of the following steps to resolve the conflict:

1.Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;

2.Disclose the conflict to the Independent Trustees of the Trust and obtain their direction on how to vote the proxy; or

3.Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

More Information

The Funds’ voting records relating to its portfolio securities during the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures, and the voting records described in the previous sentence, are also available without charge, upon request, by calling the Funds at 1-800-992-4144. These materials will be sent within three business days of receipt of a request.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Elizabeth B. Scalf has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS

General Considerations
The Adviser is responsible for the execution of the Funds’ portfolio transactions and the allocation of brokerage transactions. The Adviser’s objective in selecting broker/dealers and in effecting portfolio transactions is to seek the best combination of price and execution with respect to the Funds’ portfolio transactions. The best net price, giving consideration to brokerage commissions, spreads and other costs, is an important factor in this decision, but a number of other factors are also considered. These factors may include, but are not limited to: (1) the Adviser’s knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security to be traded; (3) the size and type of transaction; (4) the nature and character of the markets for the security to be purchased or sold; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the particular security; (7) confidentiality and anonymity; (8) execution; (9) clearance and settlement capabilities as well as the broker/dealer’s reputation and perceived financial soundness: (10) the Adviser’s knowledge of broker/dealer operational problems; (11) the broker/dealer’s execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. With respect to fixed income transactions, the Adviser may compare broker or dealer bids or offers on the basis of best price net to client.

The Adviser has no pre-existing obligations to deal with any broker or group of brokers regarding the execution of the Funds’ portfolio transactions. The Adviser currently uses several brokers to execute the Funds’ equity securities transactions, all of which have agreed to execute Fund equity securities trades at discounted commission rates the Adviser believes are favorable to the Funds and their shareholders. To the knowledge of the Funds’ management, no director or officer of the Funds has a direct or indirect material interest in any broker that executes the Funds’ portfolio transactions. The Funds paid the following amount in total brokerage commissions during the fiscal years indicated below:

	Brokerage Commissions Paid During Fiscal Perids Ended May 31,
	2021	2020	2019
Quality Value Fund	$5,347	$3,181	$2,338
Global Quality Growth Fund	$4,973	$329(1)	N/A
(1)     For the period from the close of business on April 15, 2020 (commencement of operations) through May 31, 2020.

The Funds are required to identify any securities of their “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year. The Funds did not acquire securities of its “regular brokers or dealers” or their parents during the fiscal year ended May 31, 2021. The Funds are also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds. No such transactions were made during the fiscal year ended May 31, 2021.

The Adviser does not enter into “soft-dollar” arrangements to obtain research, meaning that it does not use the Funds’ commissions to pay for and receive investment research from any of its brokers. In some cases, brokers will provide the Adviser with services intended to help it manage and further develop its business enterprise, including publications on information technology, regulatory compliance and marketing.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. However, because of the similar investment approach employed by the Adviser, securities of the same issuer may be purchased, held or sold by the Funds and other accounts. As a result, the Adviser has adopted trade allocation procedures that, among other things, seek to allocate trades fairly and equitably to all accounts, including the Funds, consistent with the Adviser’s fiduciary duty to each client. In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account.

When the same investment decision is made for more than one client account, which may include the Funds, purchase or sale orders for a security are not required to be combined for execution as a “block” trade unless the Adviser believes that one or more such orders has the potential to impact the market. Because the majority of the equity securities purchased by the Adviser for its clients have significant liquidity and above average daily trading volume, market impact is often not a significant concern. However, the potential for market impact may exist when: (i) the investment team decides to liquidate or significantly reduce a security position held in all or substantially all of its clients’ accounts; (ii) the investment team makes the decision to purchase a new security in all or substantially all of its clients’ accounts; or (iii) sizeable orders for the same security for multiple accounts are submitted by one or more portfolio managers and reach the trading desk at approximately the same time.

In these circumstances, the Adviser will generally combine all client orders given to each broker for execution as a “bunched” or block trade. When multiple block trades are placed with multiple brokers, the sequence in which brokers are contacted and given the block trade orders is randomly determined using computer software.

Additionally, the Adviser generally attempts to combine orders even if market impact is not a significant concern. However, where the Adviser does not block trades (as set forth above), it will work trades in the order received from portfolio managers. If similar orders for different accounts are received after the first initial order, traders may begin aggregating the remaining orders if all accounts would be treated in a fair and equitable manner.

Execution prices for each block trade are averaged and each account participating in the block trade receives that average price. Partially filled orders for each block trade are allocated pro rata each day in proportion to each participating account’s order size.

Although the Adviser believes that ultimately the ability to participate in block trades will be beneficial to the Funds, in some cases this procedure may adversely affect the price paid or received or the size of the position purchased or sold by the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information concerning the purchase and redemption of the Funds’ shares is set forth in the sections “Shareholder Service Information -

How to Purchase Shares” and “Shareholder Service Information - How to Redeem Shares” in the Funds’ Prospectus.

Purchases and Redemptions
Shares are directly sold by the Funds on a continuous basis. Shares may also be purchased or sold through certain broker-dealers, financial institutions or other service providers, as described in the Funds’ Prospectus. The Funds do not charge any sales load or commission in connection with the purchase of shares.

Although the Funds and Adviser have established a minimum initial investment amount of $2,500 for Class J shares, $250,000 for Class I shares and $1,000,000 for Class Y shares, the Funds, in their sole discretion, may approve smaller amounts for certain investors.

The Funds reserve the right to suspend or postpone redemptions during any period when:

(1)Trading on the New York Stock Exchange (the “NYSE”) is closed for other than customary weekend and holiday closing, or restricted as determined by the SEC;

(2)The SEC has by order permitted a Fund to suspend redemptions; or

(3)An emergency exists, as determined by the SEC, which makes the disposal of a Fund’s portfolio securities or a determination of the NAV of a Fund’s shares not reasonably practicable.

The Funds may institute a policy that requires the automatic redemption of Fund shares if a shareholder’s account balance drops below a certain amount as a result of redemptions by the shareholder. If an automatic redemption policy is adopted, a Fund may not cause a redemption to occur if the decrease in a shareholder’s account balance was caused by any reason other than a shareholder’s redemption of Fund shares. As of the date of this SAI, the Funds have not adopted a policy imposing the automatic redemption of a shareholder’s account if it falls below a certain amount. Authorization for adopting and implementing such a policy rests with the Board of Trustees. The Board of Trustees will enact an automatic redemption policy if it determines that it is in the best interests of a Fund and its shareholders.

None of the Funds, the Adviser or the Transfer Agent will be liable for any loss or expense of effecting redemptions upon instructions believed by them to be genuine and in accordance with the procedures described in the Funds’ Prospectus.

Share Class Conversions
Shareholders of Class J shares may elect to convert their shares to Class I or Class Y shares of the Funds. Holders of Class I shares may elect to convert their shares to Class Y shares. Such shareholders may convert their shares, provided that immediately after the conversion, the shareholder meets the then-applicable eligibility requirements for the share class.

Investors who hold Class I or Class Y shares of the Funds through a fee-based program of a financial intermediary, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I or Class Y shares by their program provider to another class of shares of the Funds having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I or Class Y shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

A share conversion from one class of shares of a Fund to a different class of the same Fund generally will not result in the recognition of a capital gain or loss for federal income tax purposes.

Pricing of Fund Shares
The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. If the NYSE closes early, the Funds will calculate the NAV at the closing time on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

An example of how the shares of the Funds calculated their total offering price per share as of May 31, 2021 follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Quality Value Fund - Class J Shares

$37,105,316	=	$17.47
2,123,910

Quality Value Fund - Class I Shares

$44,113,090	=	$17.43
2,531,238

Quality Value Fund - Class Y Shares

$50,693,379	=	$17.39
2,915,274

Global Quality Growth Fund - Class J Shares

$1,699,915	=	$14.20
119,743

Global Quality Growth Fund - Class I Shares

$1,842,448	=	$14.21
129,659

Global Quality Growth Fund - Class Y Shares

$23,554,990	=	$14.21
1,657,784

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

All U.S. equity securities traded on a national U.S. securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), are valued at the last sale price at the close of that exchange. All equity securities that are not traded on a listed exchange are valued at the last sales price at the close of the over-the-counter (“OTC”) market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security.

The Global Quality Growth Fund also invests in common stock of foreign issuers listed on U.S. and foreign stock exchanges, the majority of which are large-capitalization, highly liquid securities. The occurrence of certain events after the close of foreign markets, but prior to the time the Global Quality Growth Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. In the absence of a price or the occurrence of events that occur after a foreign exchange closes that affect the value of a foreign security held by the Global Quality Growth Fund, the security will be valued at fair value. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Global Quality Growth Fund’s NAV in advance of the time the NAV is calculated.

If a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”). In the event that market quotations on composite market pricing are not readily available, fair value will be determined in accordance with the Trust’s fair value guidelines.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Redemption In-Kind
The Funds do not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the applicable share class of a Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds
$250,000 or 1% of the net assets of the share class of the Fund in securities instead of cash. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. In addition, sales of in-kind securities may generate taxable gains.

TAXATION OF THE FUNDS

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.

This section is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, judicial decisions, and Internal Revenue Service (“IRS”) guidance as of the date hereof, all of which are subject to change, and possibly with retroactive effect. These changes could impact the Funds’ investments or the tax consequences to you of investing in the Funds. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. There may be other federal, state, foreign or local tax considerations to a particular shareholder. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. Please consult your tax adviser before investing.

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund, each a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of its distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes on amounts distributed. However, the Funds can give no assurances that their anticipated distributions will be sufficient to eliminate all Fund level taxes. If a Fund does not qualify as a RIC, and is unable to obtain relief from such failure, it would be taxed as a regular corporation and, in such case, it would generally be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning them through the Fund.

Tax Status of the Funds
To qualify as a RIC for any taxable year, a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gain from the sale or other disposition of stock or securities, net income from qualified publicly traded partnerships, and certain other types of income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities with such other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), or of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same, similar or related trades or businesses, or of certain qualified publicly traded partnerships.

Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses. To the extent that a Fund does not distribute all of its investment company taxable income, such undistributed income is generally taxable to the Fund at corporate income tax rates, currently as high as 21%.

A Fund may be liable for an excise tax if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98.2% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the Fund’s actual distributions are less than the required distributions, a federal excise tax of 4% applies to the difference.

If a Fund retains any net capital gain (net long-term capital gain in excess of net short-term capital loss) and pays federal income tax on such excess, it may elect to treat all or a portion of such net capital gain as having been distributed to shareholders. If a Fund elects this treatment, shareholders that own shares on the last day of the Fund’s taxable year:

•Will be taxed on such amounts deemed distributed as long-term capital gain;
•May claim their proportionate share of the federal income tax paid by a Fund on such gain as a credit against their own federal income tax liabilities; and
•Generally, will be entitled to increase the adjusted tax basis of their shares in a Fund by the difference between their pro rata shares of such gains and their allocable share of federal income taxes paid by the Fund.

If a Fund were unable to continue to qualify as a RIC for any reason, it would be taxable as a regular Subchapter C corporation and would become liable for federal income tax on its net income and net capital gain (and, possibly, other taxes) for the taxable year or years in which it fails to qualify. In such event, any distributions made by a Fund to the extent of its then-current and accumulated earnings and profits would be treated as qualified dividend income to noncorporate shareholders for federal income tax purposes (provided such shareholders meet certain holding period requirements), which for non-corporate shareholders is currently taxed at the reduced rates applicable to long-term capital gains. Shareholders would generally earn lower after-tax returns if a Fund is taxed as a regular Subchapter C corporation rather than as a RIC.

There can be no assurance that a Fund will meet all requirements for treatment as a RIC in all possible circumstances. The remainder of this discussion assumes a Fund qualifies as a RIC and has satisfied the annual income, investment and distribution requirements.

Taxation of Fund Distributions
Distributions of investment company taxable income are taxable to shareholders as ordinary income. For a non-corporate shareholder, the portion of any distributions of investment company taxable income that are attributable to and reported as qualified dividend income may be taxable at long-term capital gain rates if the shareholder meets certain holding period requirements. All of a Fund’s distributions of investment company taxable income may be reported as qualified dividend income if the qualified dividend income received by the Fund is equal to 95% or a greater percentage of the Fund’s gross income (exclusive of net capital gain) in any taxable year. If applicable, the Funds will report to shareholders the portion of their distributions of investment company taxable income attributable to qualified dividend income. In the case of a corporate shareholder, a portion of a Fund’s distributions of investment company taxable income may be eligible for the dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount as eligible for deduction, and the shareholder meets certain holding period requirements. Distributions of net capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of a Fund. To the extent that the Funds may realize future net capital gains, those gains will be offset by any unused capital loss carryforwards.

Distributions will be taxable as described above, whether paid in additional Fund shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

A distribution will be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost basis (and is, in an economic sense, a return of the shareholder’s capital). This is more likely when shares are purchased shortly before a distribution of net capital gain or investment company taxable income.

In addition to the federal income tax, individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder on the sale, exchange, or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Other Tax Considerations
The Funds must obtain from each shareholder a certification of the shareholder’s Social Security number or other taxpayer identification number and certain other information. The Funds will not accept an investment to establish a new account that does not comply with this requirement. If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service (“IRS”), the Funds may be required to withhold a percentage of any reportable distributions or redemption proceeds payable to the shareholder and to remit such sum to the IRS for credit toward the shareholder’s federal income taxes. A shareholder’s failure to provide a correct Social Security number or other taxpayer identification number may subject the shareholder to a penalty of $50 imposed by the IRS. In addition, that failure may subject a Fund to a separate penalty, which will be charged against the shareholder’s account, which may then be closed. Any such closure of the account may result in a capital gain or loss to the shareholder.

If the Funds declare a distribution in October, November or December payable to shareholders of record and pay the distribution during January of the following year, the shareholders will be taxed as if they had received the distribution on December 31 of the year in which the distribution was declared. Thus, a shareholder may be taxed on the distribution in a taxable year prior to the year of actual receipt.

Shareholders who sell, exchange, or redeem shares generally will have a capital gain or loss from the sale, exchange, or redemption. The amount of the gain or loss and the applicable rate of tax will depend upon the amount paid for the shares, the amount received from the sale, exchange, or redemption (including in kind redemptions), and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange, or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. Any loss arising from the sale, exchange, or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase a Fund’s shares within 30 days before or after selling, exchanging, or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly-acquired shares to preserve the loss until a future sale, exchange, or redemption.

The Quality Value Fund may invest in MLPs that will be treated for federal income tax purposes as “qualified publicly traded partnerships.” The income derived from such investments constitutes “good income” for purposes of satisfying the source of income requirement for the Fund to maintain its status as a RIC. However, if an MLP in which the Fund invests does not qualify as a qualified publicly traded partnership (and the MLP is otherwise not treated as a corporation for federal income tax purposes), the Fund must look through to the character of the income generated by the MLP. Such income may not qualify as “good income” and could adversely affect the Fund’s status as a RIC.

The MLPs in which the Quality Value Fund intends to invest are expected to be taxed as partnerships for federal income tax purposes, and accordingly, the cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year. If the amount of income allocated to the Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level. Accordingly, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income, and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid to (A) certain “foreign financial institutions” (each an “FFI”) unless such FFI agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (unless the FFI is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States and the FFI’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Funds that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, exchange, or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final

Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Funds’ return on their investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Funds and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Additional Information
The foregoing summary and the summary of the federal income tax consequences of an investment in the Funds included in the Prospectus under “Distributions and Taxes” are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of all tax matters. The summary does not identify or address all statutory provisions that presently are scheduled to become inapplicable or “sunset” as of a future date, nor does it address any pending legislation that could affect the Funds in the future. Furthermore, the provisions of the statutes and regulations on which these summaries are based are subject to prospective or retroactive change by legislative, administrative or judicial action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Funds should consult their own tax advisers regarding foreign, federal, state or local tax matters.

COST BASIS REPORTING

The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares. This reporting requirement does not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”). The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss. If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which the Funds determine which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing NAVs. If a shareholder does not affirmatively elect a cost basis method, the Funds will use the loss/gain utilization method, which depletes shares with losses prior to shares with gains. For lots that yield losses, short-term shares are sold, exchanged or redeemed prior to long-term shares. For lots that yield gains, long-term shares are sold, exchanged or redeemed prior to short-term shares. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

GENERAL INFORMATION

Financial Statements
The audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Funds’ 2021 Annual Report to Shareholders, are incorporated herein by reference. Financial statements audited by the independent registered public accounting firm will be submitted to shareholders at least annually.

TRUST FOR PROFESSIONAL MANAGERS
PART C
JENSEN FUNDS
OTHER INFORMATION
Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust, previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

		(ii)	Amended and Restated Declaration of Trust, previously filed with Registrants's Post-Effective Amendment No. 744 to its Registration Statement on Form N-1A with the SEC on September 25, 2020.
(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and are incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Amended and Restated Declaration of Trust and Bylaws.
(d)	(1)	(i)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A with the SEC on September 26, 2018, and is incorporated by reference.

(ii)
First Amendment to Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(e)	(1)	(i)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

		(ii)	Novation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.
(iii)
First Amendment to Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 733 to its Registration Statement on Form N-1A with the SEC on June 5, 2020, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)	(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.
(ii)
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iii)
Second Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(ii)
Addendum to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A with the SEC on September 26, 2018, and is incorporated by reference.

(iii)
First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iv)
Second Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 733 to its Registration Statement on Form N-1A with the SEC on June 5, 2020, and is incorporated by reference.

(v)
Third Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(ii)
Addendum to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iii)
First Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iv)
Second Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(ii)
First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iii)
Second Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A with the SEC on February 12, 2021, and is incorporated by reference.

	(5)	(i)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A with the SEC on September 26, 2018, and is incorporated by reference.

(ii)
First Amendment to Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel (Jensen Quality Value Fund – Class J and Class I shares) was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(2)
Opinion and Consent of Counsel (Jensen Quality Value Fund – Class Y shares) was previously filed with Registrant’s Post-Effective Amendment No. 716 to its Registration Statement on Form N-1A with the SEC on January 15, 2020, and is incorporated by reference.

(3)
Opinion and Consent of Counsel (Jensen Global Quality Growth Fund) was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(4)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
2

(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	(1)
Amended and Restated Distribution and Shareholder Servicing Plan for Class J shares was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(2)
Amended and Restated Shareholder Servicing Plan for Class I shares was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(n)
Amended and Restated Rule 18f-3 Plan was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 672 to its Registration Statement on Form N-1A with the SEC on December 19, 2018, and is incorporated by reference.

(2)
Code of Ethics for Fund and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 621 to its Registration Statement on Form N-1A with the SEC on September 19, 2017, and is incorporated by reference.

	(3)	Code of Ethics for Principal Underwriter — not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Jensen Investment Management, Inc. (the “Adviser”) serves as the investment adviser for the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund (the “Funds”). The principal business address of the Adviser is 5500 Meadows Road, Suite 200, Lake Oswego, OR 97035-3623. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

3

Item 32.    Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Chase Growth Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust	Huber Large Cap Value Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust	Huber Mid Cap Value Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust	Logan Capital International Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust	Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
PIA BBB Bond Fund, Series of Advisors Series Trust	PIA High Yield Fund, Series of Advisors Series Trust
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust	PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Poplar Forest Partners Fund, Series of Advisors Series Trust	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Scharf Fund, Series of Advisors Series Trust	Scharf Global Opportunity Fund, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust	Semper MBS Total Return Fund, Series of Advisors Series Trust
Semper Short Duration Fund, Series of Advisors Series Trust	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust	The Aegis Funds
Allied Asset Advisors Funds	Alpha Architect ETF Trust
Angel Oak Funds Trust	Barrett Opportunity Fund, Inc.
Bridges Investment Fund, Inc.	Brookfield Investment Funds
Buffalo Funds	Cushingâ Mutual Funds Trust
DoubleLine Funds Trust	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
The Acquirers Fund, Series of ETF Series Solutions	AI Powered International Equity ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions	Aptus Defined Risk ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions	Blue Horizon BNE ETF, Series of ETF Series Solutions
Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions	ClearShares OCIO ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions	Hoya Capital Housing ETF, Series of ETF Series Solutions
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions	Loncar China BioPharma ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
NETLease Corporate Real Estate ETF, Series of ETF Series Solutions	Opus Small Cap Value ETF, Series of ETF Series Solutions
4

Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
US Global JETS ETF, Series of ETF Series Solutions	US Vegan Climate ETF, Series of ETF Series Solutions
Volshares Large Cap ETF, Series of ETF Series Solutions	First American Funds, Inc.
FundX Investment Trust	The Glenmede Fund, Inc.
The Glenmede Portfolios	The GoodHaven Funds Trust
Greenspring Fund, Incorporated	Harding, Loevner Funds, Inc.
Hennessy Funds Trust	Horizon Funds
Hotchkis & Wiley Funds	Intrepid Capital Management Funds Trust
Jacob Funds Inc.	The Jensen Quality Growth Fund Inc.
Kirr, Marbach Partners Funds, Inc.	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Core Alternative ETF, Series of Listed Funds Trust	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
LKCM Funds	LoCorr Investment Trust
Lord Asset Management Trust	MainGate Trust
ATAC Rotation Fund, Series of Managed Portfolio Series	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
Ecofin Global Water ESG Fund, Series of Managed Portfolio Series	Great Lakes Bond Fund, Series of Managed Portfolio Series
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series	Jackson Square Global Growth Fund, Series of Managed Portfolio Series
Jackson Square International Growth Fund, Series of Managed Portfolio Series	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
LK Balanced Fund, Series of Managed Portfolio Series	Muhlenkamp Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series	Port Street Quality Growth Fund, Series of Managed Portfolio Series
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series	TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Tortoise North American Pipeline Fund, Series of Managed Portfolio Series	Argent Small Cap Fund, Series of Manager Directed Portfolios
Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios	iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios	Pemberwick Fund, Series of Manager Directed Portfolios
Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios	Matrix Advisors Funds Trust
Matrix Advisors Value Fund, Inc.	Monetta Trust
Nicholas Equity Income Fund, Inc.	Nicholas Fund, Inc.
Nicholas II, Inc.	Nicholas Limited Edition, Inc.
Permanent Portfolio Family of Funds	Perritt Funds, Inc.
Procure ETF Trust I	Procure ETF Trust II
Professionally Managed Portfolios	Prospector Funds, Inc.
Provident Mutual Funds, Inc.	RBC Funds Trust
Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
Adara Smaller Companies Fund, Series of The RBB Fund, Inc.	Aquarius International Fund, Series of The RBB Fund, Inc.
Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.	Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
5

Boston Partners Global Equity Advantage Fund, Series of The RBB Fund, Inc.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.	Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
Campbell Advantage Fund, Series of The RBB Fund, Inc.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
MFAM Small-Cap Growth ETF, Series of The RBB Fund, Inc.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.	SGI Conservative Fund, Series of The RBB Fund, Inc.
SGI Global Equity Fund, Series of The RBB Fund, Inc.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
SGI Prudent Growth Fund, Series of The RBB Fund, Inc.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.	Series Portfolios Trust
Thompson IM Funds, Inc.	TrimTabs ETF Trust
Trust for Advised Portfolios	Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Jensen Quality Value Fund, Series of Trust for Professional Managers
Marketfield Fund, Series of Trust for Professional Managers	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
USQ Core Real Estate Fund	Wall Street EWM Funds Trust
Wisconsin Capital Funds, Inc.

Item 32(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)    Not Applicable.
6

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Jensen Investment Management, Inc. 5500 Meadows Road, Suite 200 Lake Oswego, OR 97035-3623
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 785 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 785 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of September, 2021.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 785 to the Registrant's Registration Statement has been signed below on September 27, 2021 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A with the SEC on February 12, 2021, and is incorporated by reference.